UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2015

AMAI-QTLY-1115
1.9865900.100

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.7%
	Principal Amount	Value
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Liberty Media Corp. 3.5% 1/15/31	$850,000	$446,038
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 1.2%
Twitter, Inc. 1% 9/15/21 (a)	390,000	332,231

TOTAL CONVERTIBLE BONDS		778,269

Nonconvertible Bonds - 41.8%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	185,000	191,013
Landry's Holdings II, Inc. 10.25% 1/1/18 (a)	300,000	307,500
		498,513
Media - 2.9%
21st Century Fox America, Inc. 7.75% 12/1/45	110,000	151,003
Altice SA 7.75% 5/15/22 (a)	450,000	409,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	5,000	4,978
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	40,000	39,800
Time Warner Cable, Inc.:
5.875% 11/15/40	75,000	71,421
6.55% 5/1/37	105,000	103,215
		779,917
Multiline Retail - 1.1%
JC Penney Corp., Inc. 8.125% 10/1/19	300,000	300,000
TOTAL CONSUMER DISCRETIONARY		1,578,430
CONSUMER STAPLES - 7.2%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	29,888
Food Products - 5.1%
H.J. Heinz Co. 4.875% 2/15/25 (a)	490,000	522,928
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	355,000	326,600
Post Holdings, Inc. 7.375% 2/15/22	500,000	507,500
		1,357,028
Tobacco - 2.0%
Vector Group Ltd. 7.75% 2/15/21	500,000	528,688
TOTAL CONSUMER STAPLES		1,915,604
ENERGY - 3.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	25,000	24,221
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Finance Corp. 5.375% 11/1/21	260,000	228,800
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	20,906
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	11,189
Petroleos Mexicanos:
3.5% 7/23/20 (a)	10,000	9,705
5.5% 6/27/44	15,000	12,038
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (a)	265,000	233,531
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	365,000	362,263
		878,432
TOTAL ENERGY		902,653
FINANCIALS - 6.5%
Banks - 1.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,951
SunTrust Capital III 0.9872% 3/15/28 (b)	300,000	255,000
		286,951
Capital Markets - 1.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	300,000	303,375
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	29,463
Lazard Group LLC 4.25% 11/14/20	10,000	10,593
Morgan Stanley 5% 11/24/25	30,000	31,910
		375,341
Diversified Financial Services - 1.4%
ILFC E-Capital Trust I 4.57% 12/21/65 (a)(b)	400,000	366,000
Real Estate Investment Trusts - 1.2%
Crown Castle International Corp. 5.25% 1/15/23	285,000	301,445
Equity One, Inc. 3.75% 11/15/22	30,000	29,394
		330,839
Real Estate Management & Development - 1.4%
CBRE Group, Inc. 5% 3/15/23	340,000	341,752
Liberty Property LP 4.75% 10/1/20	20,000	21,609
		363,361
TOTAL FINANCIALS		1,722,492
HEALTH CARE - 5.1%
Health Care Providers & Services - 4.3%
HCA Holdings, Inc.:
4.25% 10/15/19	650,000	656,496
6.5% 2/15/20	185,000	201,650
Kindred Escrow Corp. II 8.75% 1/15/23 (a)	255,000	276,356
		1,134,502
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	235,000	223,838
TOTAL HEALTH CARE		1,358,340
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.1%
TransDigm, Inc. 6.5% 5/15/25 (a)	310,000	291,400
Commercial Services & Supplies - 2.0%
ADT Corp. 6.25% 10/15/21	225,000	232,031
APX Group, Inc. 6.375% 12/1/19	320,000	307,200
		539,231
Trading Companies & Distributors - 1.2%
International Lease Finance Corp. 8.625% 1/15/22	250,000	301,250
TOTAL INDUSTRIALS		1,131,881
INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc. 5.5% 2/1/25	310,000	284,425
MATERIALS - 1.4%
Containers & Packaging - 1.4%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	360,000	358,144
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.2%
Frontier Communications Corp. 11% 9/15/25 (a)	245,000	237,038
Sprint Capital Corp. 6.9% 5/1/19	285,000	250,800
Verizon Communications, Inc. 6.55% 9/15/43	82,000	97,071
		584,909
Wireless Telecommunication Services - 2.4%
Neptune Finco Corp. 10.125% 1/15/23 (a)	300,000	303,375
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	25,000
T-Mobile U.S.A., Inc. 6.5% 1/15/24	310,000	300,506
		628,881
TOTAL TELECOMMUNICATION SERVICES		1,213,790
UTILITIES - 2.3%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	36,220
Independent Power and Renewable Electricity Producers - 2.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	29,850
Dynegy, Inc. 7.375% 11/1/22	280,000	282,450
NRG Energy, Inc. 6.625% 3/15/23	290,000	266,800
		579,100
TOTAL UTILITIES		615,320

TOTAL NONCONVERTIBLE BONDS		11,081,079

TOTAL CORPORATE BONDS
(Cost $12,240,436)		11,859,348

U.S. Government and Government Agency Obligations - 8.8%
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,269	17,637
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	30,191	29,453

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		47,090

U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
2.875% 8/15/45	$40,000	$40,004
3% 5/15/45	340,000	348,199
U.S. Treasury Notes:
0.625% 8/31/17	234,000	233,994
1% 5/15/18	250,000	251,042
1% 9/15/18	450,000	451,067
1.375% 8/31/20	326,000	326,441
1.375% 9/30/20	345,000	344,946
2% 8/15/25	20,000	19,904
2.125% 5/15/25	270,000	271,719

TOTAL U.S. TREASURY OBLIGATIONS		2,287,316

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,317,046)		2,334,406

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,879)	15,000	14,052

Foreign Government and Government Agency Obligations - 1.3%
Argentine Republic 7% 4/17/17 (Cost $341,631)	$350,000	$341,328
	Shares	Value

Common Stocks - 31.5%
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 0.7%
General Motors Co.	6,400	192,128
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	4,330	426,635
Multiline Retail - 1.2%
Target Corp.	4,100	322,506
Specialty Retail - 0.9%
Stage Stores, Inc.	23,000	226,320

TOTAL CONSUMER DISCRETIONARY		1,167,589

CONSUMER STAPLES - 3.1%
Beverages - 1.4%
The Coca-Cola Co.	9,200	369,104
Food Products - 0.4%
B&G Foods, Inc. Class A	2,800	102,060
Household Products - 1.3%
Procter & Gamble Co.	4,900	352,506

TOTAL CONSUMER STAPLES		823,670

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	2,600	36,608
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	1,900	149,872
Exxon Mobil Corp.	3,100	230,485
Scorpio Tankers, Inc.	33,400	306,278
Suncor Energy, Inc.	7,500	200,581
The Williams Companies, Inc.	1,000	36,850
		924,066

TOTAL ENERGY		960,674

FINANCIALS - 4.7%
Banks - 2.5%
Citigroup, Inc.	900	44,649
First Niagara Financial Group, Inc.	21,300	217,473
JPMorgan Chase & Co.	3,300	201,201
Regions Financial Corp.	23,300	209,933
		673,256
Capital Markets - 0.4%
Ares Capital Corp.	2,900	41,992
State Street Corp.	800	53,768
		95,760
Insurance - 0.9%
The Chubb Corp.	1,900	233,035
Real Estate Investment Trusts - 0.9%
Weyerhaeuser Co.	9,100	248,794

TOTAL FINANCIALS		1,250,845

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
GlaxoSmithKline PLC	2,300	44,146
Johnson & Johnson	4,725	441,079
		485,225
INDUSTRIALS - 3.0%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	3,300	325,677
Electrical Equipment - 0.7%
Emerson Electric Co.	3,900	172,263
Industrial Conglomerates - 1.1%
General Electric Co.	11,500	290,030

TOTAL INDUSTRIALS		787,970

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	10,400	273,000
QUALCOMM, Inc.	6,000	322,380
		595,380
Internet Software & Services - 0.2%
Yahoo!, Inc. (c)	1,500	43,365
IT Services - 2.6%
IBM Corp.	2,200	318,934
Paychex, Inc.	8,000	381,040
		699,974
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	4,100	452,230
EMC Corp.	14,600	352,736
		804,966

TOTAL INFORMATION TECHNOLOGY		2,143,685

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	8,100	263,898
Verizon Communications, Inc.	6,800	295,868
		559,766
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	1,500	44,550
Southern Co.	3,400	151,980
		196,530
TOTAL COMMON STOCKS
(Cost $8,359,078)		8,375,954

Preferred Stocks - 4.4%
Convertible Preferred Stocks - 2.3%
HEALTH CARE - 0.9%
Pharmaceuticals - 0.9%
Allergan PLC 5.50%	261	246,243
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. Series A 5.50%	1,900	131,214
UTILITIES - 0.9%
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 2.00% ZENS (c)	4,000	232,520

TOTAL CONVERTIBLE PREFERRED STOCKS		609,977

Nonconvertible Preferred Stocks - 2.1%
FINANCIALS - 2.1%
Capital Markets - 1.4%
GMAC Capital Trust I Series 2, 8.125%	15,100	385,503
Real Estate Investment Trusts - 0.7%
Sabra Health Care REIT, Inc. Series A, 7.125%	7,000	178,990
TOTAL FINANCIALS		564,493
TOTAL PREFERRED STOCKS
(Cost $1,195,252)		1,174,470
	Principal Amount	Value

Bank Loan Obligations - 1.9%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	250,000	247,875
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	250,000	248,595
TOTAL BANK LOAN OBLIGATIONS
(Cost $498,010)		496,470

Preferred Securities - 1.8%
FINANCIALS - 1.8%
Banks - 1.8%
JPMorgan Chase & Co. 6.75% (b)(d)	200,000	210,488
Wells Fargo & Co. 7.98% (b)(d)	260,000	275,537
(Cost $503,441)		486,025
	Shares	Value

Money Market Funds - 14.6%
Fidelity Cash Central Fund, 0.18% (e)
(Cost $3,868,652)	3,868,652	3,868,652
TOTAL INVESTMENT PORTFOLIO - 109.1%
(Cost $29,337,425)		28,950,705
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(2,404,459)
NET ASSETS - 100%		$26,546,246

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,595,520 or 17.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$424

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,167,589	$1,167,589	$--	$--
Consumer Staples	823,670	823,670	--	--
Energy	960,674	960,674	--	--
Financials	1,815,338	1,815,338	--	--
Health Care	731,468	687,322	44,146	--
Industrials	787,970	787,970	--	--
Information Technology	2,143,685	2,143,685	--	--
Telecommunication Services	690,980	690,980	--	--
Utilities	429,050	196,530	232,520	--
Corporate Bonds	11,859,348	--	11,859,348	--
U.S. Government and Government Agency Obligations	2,334,406	--	2,334,406	--
Municipal Securities	14,052	--	14,052	--
Foreign Government and Government Agency Obligations	341,328	--	341,328	--
Bank Loan Obligations	496,470	--	496,470	--
Preferred Securities	486,025	--	486,025	--
Money Market Funds	3,868,652	3,868,652	--	--
Total Investments in Securities:	$28,950,705	$13,142,410	$15,808,295	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $29,357,047. Net unrealized depreciation aggregated $406,342, of which $149,162 related to appreciated investment securities and $555,504 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

September 30, 2015

1.808788.111
FSN-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$756	$476
Nonconvertible Bonds - 43.5%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		870	914
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,871
6% 9/15/23		2,915	2,937
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,250	2,300
Delphi Corp. 5% 2/15/23		7,707	7,977
Exide Technologies 11% 4/30/20		726	602
International Automotive Components Group SA 9.125% 6/1/18 (b)		4,835	4,908
Lear Corp. 4.75% 1/15/23		5,380	5,272
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,640	2,798
6.75% 11/15/22 pay-in-kind (b)(c)		3,510	3,782
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		5,760	5,645
Tenneco, Inc. 6.875% 12/15/20		5,580	5,782
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,272
			47,060
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	1,921
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,285	1,259
LKQ Corp. 4.75% 5/15/23		935	900
			2,159
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		19,875	15,602
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,236
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	21,513	4,770
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		25,960	20,314
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,329
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,647
6% 6/1/25		7,540	7,540
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,585	1,597
4.875% 11/1/20		4,140	4,192
5.375% 11/1/23		3,290	3,339
Landry's Acquisition Co. 9.375% 5/1/20 (b)		780	833
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		3,805	3,596
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		998	998
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		995	980
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		3,735	3,548
11% 10/1/21		9,380	8,559
Playa Resorts Holding BV 8% 8/15/20 (b)		4,265	4,308
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,720
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		6,400	6,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		340	0
			80,906
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,557
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,182
Calatlantic Group, Inc.:
8.375% 5/15/18		2,005	2,256
8.375% 1/15/21		3,850	4,524
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,650
4.75% 2/15/23		3,380	3,397
5.75% 8/15/23		1,870	2,024
Lennar Corp. 4.5% 11/15/19		2,975	3,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,397
6.875% 2/15/21		5,380	5,569
8.25% 2/15/21 (c)		6,135	6,120
9.875% 8/15/19		1,069	1,106
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,257
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	2,895
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,906
5.625% 1/15/24		1,105	1,166
5.875% 2/15/22		4,920	5,277
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,288
5.875% 6/15/24		5,630	5,517
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,048
			88,136
Internet & Catalog Retail - 0.3%
Netflix, Inc.:
5.375% 2/1/21 (b)		3,420	3,548
5.875% 2/15/25(b)		5,480	5,631
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	5,917
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (b)		3,950	3,832
			18,928
Media - 3.8%
Altice SA:
5.375% 7/15/23 (b)		6,575	6,312
7.625% 2/15/25 (b)		10,056	8,881
7.75% 5/15/22 (b)		23,900	21,749
AMC Entertainment, Inc. 5.75% 6/15/25		5,720	5,563
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,474
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,100	7,768
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	864
5.625% 2/15/24		935	948
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	10,945
5.125% 5/1/23 (b)		4,805	4,430
5.375% 5/1/25 (b)		4,805	4,379
5.75% 9/1/23		3,975	3,811
5.75% 1/15/24		3,925	3,748
6.625% 1/31/22		3,035	3,058
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	10,479
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,011
5.125% 12/15/22		1,250	1,225
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,383	1,802
Comcast Corp. 5.5% 11/23/29	GBP	4,700	8,684
DISH DBS Corp.:
5% 3/15/23		5,564	4,660
5.125% 5/1/20		410	384
5.875% 7/15/22		10,425	9,226
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		1,895	1,838
Gannett Co., Inc.:
4.875% 9/15/21 (b)		2,940	2,881
5.5% 9/15/24 (b)		2,940	2,859
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		3,840	3,341
4.875% 4/11/22 (b)		1,665	1,607
Liberty Media Corp.:
8.25% 2/1/30		5,610	5,778
8.5% 7/15/29		3,845	3,941
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		12,625	13,793
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,695	4,636
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,205	8,164
Myriad International Holding BV 6% 7/18/20 (b)		1,540	1,647
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,088
Numericable Group SA:
4.875% 5/15/19 (b)		6,080	5,882
6% 5/15/22 (b)		33,090	31,890
6.25% 5/15/24 (b)		33,197	31,952
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,447
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,335	2,411
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,110
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,085	4,971
4.625% 5/15/23 (b)		2,100	1,964
5.25% 8/15/22 (b)		6,040	6,267
5.375% 4/15/25 (b)		4,160	3,973
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,657
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,190	5,447
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,720	4,714
VTR Finance BV 6.875% 1/15/24 (b)		5,135	4,660
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		885	846
WMG Acquisition Corp. 5.625% 4/15/22 (b)		860	839
			298,004
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		1,130	1,122
Jaguar Land Rover PLC 4.25% 11/15/19 (b)		3,990	3,890
L Brands, Inc. 5.625% 10/15/23		3,955	4,202
L Brands, Inc. 5.625% 2/15/22		6,025	6,371
Sonic Automotive, Inc. 5% 5/15/23		685	656
			16,241
Textiles, Apparel & Luxury Goods - 0.2%
AVINTIV Specialty Materials, Inc.:
6.875% 6/1/19		1,580	1,676
7.75% 2/1/19		744	773
PVH Corp. 4.5% 12/15/22		9,300	8,998
			11,447
TOTAL CONSUMER DISCRETIONARY			580,404
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		2,940	2,999
4.75% 11/15/24		3,980	4,020
JB y Co. SA de CV 3.75% 5/13/25 (b)		1,665	1,598
			8,617
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,275	4,748
9.25% 2/15/19 (b)		8,385	8,469
ESAL GmbH 6.25% 2/5/23 (b)		11,710	10,773
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	1,059
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,050	2,669
Rite Aid Corp.:
6.125% 4/1/23 (b)		7,720	7,662
6.75% 6/15/21		10,380	10,640
9.25% 3/15/20		3,130	3,326
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,245	1,320
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		3,820	3,820
			54,486
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,326
Barry Callebaut Services NV 5.5% 6/15/23 (b)		5,025	5,314
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		4,715	4,904
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,900	1,998
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	12,664
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	6,247
5.875% 7/15/24 (b)		2,085	1,955
7.25% 6/1/21 (b)		2,630	2,729
8.25% 2/1/20 (b)		2,900	3,023
Mondelez International, Inc.:
1.625% 3/8/27	EUR	3,600	3,654
2.375% 3/6/35	EUR	2,250	2,195
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,810	5,708
Post Holdings, Inc.:
6% 12/15/22 (b)		2,140	2,052
7.375% 2/15/22		2,105	2,137
7.75% 3/15/24 (b)		3,025	3,101
8% 7/15/25 (b)		1,515	1,560
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		1,735	1,919
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,416
			66,902
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,420
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (b)		3,975	4,055
6.375% 11/15/20		1,205	1,271
6.625% 11/15/22		1,425	1,507
			9,253
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		1,065	990
Prestige Brands, Inc. 8.125% 2/1/20		675	707
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,404
			17,101
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	2,412	2,216
TOTAL CONSUMER STAPLES			158,575
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Basic Energy Services, Inc. 7.75% 10/15/22		1,705	797
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,323
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,420
Forbes Energy Services Ltd. 9% 6/15/19		3,455	2,220
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,284
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	78
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	2,164
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	2,000	1,770
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,325	1,156
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,669
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,450	1,356
Unit Corp. 6.625% 5/15/21		785	644
			20,881
Oil, Gas & Consumable Fuels - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	5,536
4.875% 3/15/24		2,345	2,099
Afren PLC:
6.625% 12/9/20 (b)(d)		4,680	70
10.25% 4/8/19 (Reg. S) (d)		5,545	83
Antero Resources Corp. 5.625% 6/1/23 (b)		3,535	3,102
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,535	2,207
7.5% 9/15/20		1,690	1,580
Chaparral Energy, Inc. 9.875% 10/1/20		1,440	454
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,490	4,288
Concho Resources, Inc.:
5.5% 4/1/23		6,765	6,444
6.5% 1/15/22		2,310	2,275
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,102
6.125% 3/1/22		6,900	5,973
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,091
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200	79
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	2,688
EDC Finance Ltd. 4.875% 4/17/20 (b)		8,075	6,864
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,473
Energy Transfer Equity LP 5.5% 6/1/27		5,670	4,706
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (b)		4,945	2,324
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	2,246
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	1,866
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		3,178	3,178
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	836
7% 6/15/23 (b)		3,820	3,562
Goodrich Petroleum Corp. 8.875% 3/15/19		2,860	501
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,220	3,385
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	3,018
5.75% 10/1/25 (b)		3,825	3,366
7.625% 4/15/21 (b)		3,870	3,793
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,066
Indo Energy Finance BV 7% 5/7/18 (b)		1,025	487
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		8,935	5,026
KazMunaiGaz Finance Sub BV 6% 11/7/44 (b)		2,035	1,491
KazMunaiGaz National Co. 5.75% 4/30/43 (b)		3,310	2,391
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		1,910	1,624
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	4,992
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		5,825	5,330
5.5% 2/15/23		2,780	2,693
Newfield Exploration Co.:
5.375% 1/1/26		4,365	3,994
5.625% 7/1/24		1,910	1,805
Noble Energy, Inc. 5.875% 6/1/22		4,095	4,087
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,910
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,425	4,313
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		15,768	5,676
Pan American Energy LLC 7.875% 5/7/21 (b)		1,750	1,732
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,358
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23(b)		2,875	2,494
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,570	7,097
8.625% 12/1/23(c)		430	508
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		8,125	1,788
Petrobras Global Finance BV:
2.4288% 1/15/19 (c)		8,965	6,186
3% 1/15/19		8,635	6,239
6.25% 3/17/24		3,550	2,584
7.25% 3/17/44		1,900	1,260
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		2,645	1,973
5.875% 3/1/18		6,265	5,169
6.875% 1/20/40		11,555	7,511
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	1,941
5.5% 4/12/37		1,965	614
8.5% 11/2/17 (b)		41,810	27,908
9.75% 5/17/35 (b)		9,110	3,302
12.75% 2/17/22 (b)		6,830	3,009
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,281
4.875% 1/24/22		3,430	3,396
4.875% 1/18/24		3,305	3,199
5.5% 1/21/21		2,110	2,219
5.5% 6/27/44 (b)		3,000	2,408
5.5% 6/27/44		4,145	3,326
6.375% 1/23/45		5,285	4,748
6.5% 6/2/41		6,925	6,370
6.625% (b)(e)		17,890	16,996
Petronas Capital Ltd. 3.5% 3/18/25 (b)		1,190	1,133
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,685	1,601
5.25% 5/23/21 (b)		1,880	1,859
6% 5/3/42 (b)		1,180	976
6.5% 5/27/41 (b)		5,440	4,773
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,247
Range Resources Corp. 5% 3/15/23		7,785	6,885
Repsol International Finance BV 2.625% 5/28/20 (Reg. S)	EUR	3,500	4,041
Rice Energy, Inc.:
6.25% 5/1/22		6,930	6,181
7.25% 5/1/23 (b)		1,505	1,411
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,579
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)		15,765	13,893
5.75% 5/15/24		3,450	3,071
SemGroup Corp. 7.5% 6/15/21		3,490	3,281
Shell International Finance BV 1.875% 9/15/25	EUR	3,150	3,513
Sibur Securities Ltd. 3.914% 1/31/18 (b)		4,910	4,726
SM Energy Co. 5.625% 6/1/25		1,865	1,604
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,266
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		2,695	2,628
Teekay Corp. 8.5% 1/15/20		3,285	3,219
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	3,590
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,621
Tesoro Corp.:
4.25% 10/1/17		2,530	2,568
5.125% 4/1/24		380	372
5.375% 10/1/22		2,850	2,793
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		2,265	2,220
5.875% 10/1/20		1,423	1,391
6.125% 10/15/21		3,045	2,992
6.25% 10/15/22 (b)		4,426	4,315
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		9,291	9,268
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		3,520	3,494
Western Refining, Inc. 6.25% 4/1/21		10,605	10,287
WPX Energy, Inc. 6% 1/15/22		6,100	5,246
YPF SA:
8.5% 7/28/25 (b)		4,885	4,238
8.75% 4/4/24 (b)		8,805	7,782
8.875% 12/19/18 (b)		5,370	5,182
Zhaikmunai International BV 7.125% 11/13/19 (b)		7,565	6,052
			424,988
TOTAL ENERGY			445,869
FINANCIALS - 9.4%
Banks - 3.7%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	4,650	6,390
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	1,300	1,503
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,062	2,165
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		3,630	3,284
5.75% 9/26/23 (b)		2,180	1,799
6.369% 6/16/18 (b)		1,900	1,836
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	6,770
Bank of Ireland 1.25% 4/9/20	EUR	10,950	12,096
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,805	1,719
Banque Federative du Credit Mutuel SA 3% 9/11/25 (Reg. S)	EUR	3,000	3,300
Barclays Bank PLC:
6.625% 3/30/22 (Reg. S)	EUR	1,250	1,710
10% 5/21/21	GBP	3,950	7,660
BBVA Bancomer SA 6.75% 9/30/22 (b)		1,150	1,245
BBVA Colombia SA 4.875% 4/21/25 (b)		1,145	1,090
BBVA Paraguay SA 9.75% 2/11/16 (b)		4,055	4,142
CIT Group, Inc.:
5% 8/15/22		7,130	7,121
5.375% 5/15/20		9,060	9,490
5.5% 2/15/19 (b)		14,780	15,334
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	7,000	7,613
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	1,750	1,788
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,867
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,205	4,231
6.25% 4/30/19 (b)		3,280	3,286
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		6,400	6,587
7.75% 7/5/17 (Reg. S)		900	926
GTB Finance BV:
6% 11/8/18 (b)		7,683	7,032
7.5% 5/19/16 (b)		3,305	3,339
HSBC Bank PLC 5% 3/20/23 (c)	GBP	8,250	13,052
HSBK BV 7.25% 5/3/17 (b)		6,545	6,626
Industrial Senior Trust 5.5% 11/1/22 (b)		505	467
ING Bank NV:
6.125% 5/29/23 (c)	EUR	9,750	12,155
6.875% 5/29/23 (c)	GBP	10,750	17,823
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	6,600	7,249
1.125% 3/4/22	EUR	3,050	3,213
4.375% 10/15/19	EUR	1,600	1,990
Itau Unibanco Holding SA:
2.85% 5/26/18 (b)		1,910	1,789
5.125% 5/13/23 (Reg. S)		4,160	3,562
5.5% 8/6/22 (b)		3,255	2,856
6.2% 12/21/21 (Reg. S)		2,920	2,767
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	8,900	9,382
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,400	5,854
National Westminster Bank PLC 6.5% 9/7/21	GBP	3,920	6,611
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,600	2,685
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	13,000	17,059
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	8,860
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	3,750	4,662
RSHB Capital SA 5.298% 12/27/17 (b)		3,015	2,995
SB Capital SA 5.5% 2/26/24 (b)(c)		6,735	5,708
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		2,900	2,824
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		1,925	1,778
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	6,600	7,872
6.95% 10/31/22 (Reg. S)	EUR	3,550	4,542
Zenith Bank PLC 6.25% 4/22/19 (b)		8,870	7,983
			287,687
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		5,860	5,926
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (c)	EUR	9,150	11,318
Criteria Caixaholding SA 1.625% 4/21/22	EUR	16,400	17,011
Morgan Stanley 5.375% 8/10/20	EUR	10,150	13,534
			47,789
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,785
4.5% 5/15/21		7,350	7,359
4.625% 7/1/22		3,790	3,776
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,541
4.625% 3/30/25		6,980	6,596
5.125% 9/30/24		17,375	17,158
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,480	2,455
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	11,500	12,347
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,197
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,228
GMAC LLC 8% 11/1/31		64,094	74,249
Navient Corp.:
5% 10/26/20		2,765	2,318
5.875% 10/25/24		5,975	4,690
SLM Corp.:
5.5% 1/25/23		19,455	15,430
7.25% 1/25/22		11,040	9,660
8% 3/25/20		6,200	5,937
			188,726
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,550	1,711
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		6,385	6,395
5.875% 2/1/22		16,530	16,633
6% 8/1/20		22,405	23,021
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,454
5.75% 8/15/25 (b)		2,375	2,393
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	11,700	13,821
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,450	2,141
7.75% 1/27/18		3,865	3,768
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	5,500	6,128
			78,465
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		9,415	9,015
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	5,500	5,554
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	3,700	4,858
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	2,200	2,250
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	850	1,572
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,051
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (c)	EUR	1,300	1,442
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (c)	GBP	4,608	6,849
Society of Lloyd's 4.75% 10/30/24	GBP	2,400	3,671
			43,262
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		11,515	12,179
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	653
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,136
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		3,670	3,835
Omega Healthcare Investors, Inc. 5.875% 3/15/24		12,150	12,666
Prologis LP 3% 6/2/26	EUR	6,100	6,899
			39,368
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,318
5.25% 3/15/25		4,610	4,674
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	2,558	2,878
3.125% 7/25/19	EUR	1,700	2,034
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,400	5,382
Howard Hughes Corp. 6.875% 10/1/21 (b)		9,230	9,377
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	239
11.5% 7/20/20 (Reg. S)		15	17
Realogy Corp. 9% 1/15/20 (b)		3,270	3,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,264
			42,633
TOTAL FINANCIALS			727,930
HEALTH CARE - 2.7%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,905
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,741
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,875
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,161
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		4,320	3,850
			11,627
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		3,800	3,795
Community Health Systems, Inc. 5.125% 8/1/21		2,650	2,696
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,233
5.25% 4/15/25		11,820	12,071
5.375% 2/1/25		7,665	7,588
5.875% 3/15/22		16,855	18,077
5.875% 5/1/23		6,100	6,329
6.5% 2/15/20		5,285	5,761
7.5% 2/15/22		10,195	11,520
HealthSouth Corp.:
5.75% 11/1/24 (b)		2,435	2,405
5.75% 11/1/24		5,610	5,540
InVentiv Health, Inc. 10% 8/15/18 (c)		795	767
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,627
Kindred Escrow Corp. II:
8% 1/15/20 (b)		3,955	4,192
8.75% 1/15/23 (b)		2,965	3,213
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	2,930
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,710
5.5% 2/1/21		1,980	2,064
Tenet Healthcare Corp.:
6.75% 6/15/23		6,510	6,461
6.875% 11/15/31		9,855	8,870
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,898
			119,747
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	2,900	3,147
Pharmaceuticals - 0.9%
Concordia Healthcare Corp. 7% 4/15/23 (b)		1,855	1,623
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		4,800	4,740
6% 2/1/25 (b)		5,445	5,288
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		2,035	2,055
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		5,022	5,537
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		6,770	6,580
5.625% 12/1/21 (b)		1,395	1,339
5.875% 5/15/23 (b)		18,355	17,540
6.125% 4/15/25 (b)		13,035	12,416
6.75% 8/15/21 (b)		3,735	3,772
7.5% 7/15/21 (b)		3,435	3,538
VPI Escrow Corp. 6.375% 10/15/20 (b)		7,885	7,841
			72,269
TOTAL HEALTH CARE			208,695
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
GenCorp, Inc. 7.125% 3/15/21		1,145	1,185
Huntington Ingalls Industries, Inc. 5% 12/15/21 (b)		2,400	2,448
KLX, Inc. 5.875% 12/1/22 (b)		10,020	9,748
Triumph Group, Inc. 4.875% 4/1/21		4,250	3,974
			17,355
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (b)		4,800	4,680
Airlines - 0.5%
Air Canada:
5.375% 11/15/22 (b)		1,305	1,341
7.75% 4/15/21 (b)		3,450	3,631
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,172
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		3,026	3,102
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		651	678
6.125% 4/29/18		1,470	1,525
7.25% 11/10/19		3,380	3,828
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,503	7,543
8.021% 8/10/22		2,157	2,437
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		1,951	1,882
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,515	1,689
8.028% 11/1/17		402	440
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,750	4,359
Series 2012-2 Class B, 6.75% 12/3/22		1,432	1,525
Series 2013-1 Class B, 5.375% 5/15/23		1,910	1,972
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		2,987	3,249
			40,373
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		1,225	1,253
6.125% 4/1/25 (b)		1,225	1,253
			2,506
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		11,615	11,978
APX Group, Inc.:
6.375% 12/1/19		3,545	3,403
8.75% 12/1/20		4,650	3,929
Cenveo Corp. 6% 8/1/19 (b)		2,285	1,919
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,608
5.25% 8/1/20		2,915	2,944
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,650
7.25% 12/1/20		4,475	4,643
Garda World Security Corp. 7.25% 11/15/21 (b)		1,655	1,510
TMS International Corp. 7.625% 10/15/21 (b)		825	767
			36,351
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (b)		2,000	2,011
5.875% 10/15/24 (b)		1,715	1,728
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,670	1,724
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		1,905	1,095
			6,558
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,140	2,044
5% 10/1/25 (b)		3,860	3,624
			5,668
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,387
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,180	4,117
Terex Corp. 6% 5/15/21		4,045	3,914
			8,031
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		4,485	4,149
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		1,321	1,063
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	3,281
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		455	287
			8,780
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,300	5,137
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,490	1,499
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,610
			3,109
Trading Companies & Distributors - 1.5%
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,015
5.5% 2/15/22		3,785	3,823
6.25% 12/1/19		4,985	5,346
7.625% 4/15/20		3,275	3,676
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	3,905
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	3,450	2,826
3.375% 9/30/20 (Reg. S)	EUR	3,100	2,944
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,050
4.625% 4/15/21		5,675	5,703
5.875% 4/1/19		16,845	17,713
5.875% 8/15/22		4,705	5,011
6.25% 5/15/19		17,040	18,148
8.25% 12/15/20		11,050	12,929
8.625% 1/15/22		18,890	22,762
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,290	1,238
			115,089
Transportation Infrastructure - 0.3%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		5,059	5,211
10.75% 12/1/20 (Reg. S)		147	151
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,665	1,649
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	8,500	14,194
			21,205
TOTAL INDUSTRIALS			276,229
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)		3,959	4,167
8.875% 1/1/20 (b)		2,265	2,424
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		6,260	6,229
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,726
Lucent Technologies, Inc.:
6.45% 3/15/29		15,605	15,449
6.5% 1/15/28		6,600	6,600
			37,595
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,075	4,197
5% 2/15/23		2,125	2,125
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,208
			8,530
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,114
j2 Global, Inc. 8% 8/1/20		2,970	3,163
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,637
5.25% 4/1/25		3,790	3,762
			13,676
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5% 9/1/23		3,805	3,833
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,010	1,839
First Data Corp.:
5.375% 8/15/23 (b)		5,650	5,594
11.25% 1/15/21		2,174	2,375
11.75% 8/15/21		8,089	8,979
Global Cash Access, Inc. 10% 1/15/22 (b)		4,455	4,143
			26,763
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,167
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,545	1,421
5.25% 1/15/24 (b)		2,880	2,642
5.5% 2/1/25		10,885	9,987
5.625% 1/15/26 (b)		2,880	2,592
5.875% 2/15/22		2,320	2,288
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,710	1,697
5.75% 2/15/21 (b)		4,280	4,451
5.75% 3/15/23 (b)		13,101	13,625
			39,870
Software - 0.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		21,060	22,166
6.125% 9/15/23 (b)		5,865	6,232
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		3,365	3,357
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		8,910	7,200
BMC Software, Inc. 7.25% 6/1/18		745	671
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,037
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		1,905	1,819
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,085	2,080
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (b)(c)		2,965	3,024
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		2,985	3,037
			55,623
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 6/1/23		8,390	8,280
TOTAL INFORMATION TECHNOLOGY			190,337
MATERIALS - 3.4%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,900	8,415
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		2,125	1,721
5.75% 4/15/21 (b)		1,250	1,025
6.45% 2/3/24		1,325	1,093
Chemtura Corp. 5.75% 7/15/21		1,960	1,936
Hexion U.S. Finance Corp. 6.625% 4/15/20		5,000	4,300
LSB Industries, Inc. 7.75% 8/1/19		1,415	1,342
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	28,880
4.69% 4/24/22		12,150	8,505
10% 10/15/20 (d)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,716
OCP SA 5.625% 4/25/24 (b)		1,140	1,163
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,960	2,546
PolyOne Corp.:
5.25% 3/15/23		2,630	2,487
7.375% 9/15/20		1,645	1,703
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)		1,585	1,308
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)		1,810	1,792
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	4,350	4,551
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	5,344
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,085	2,197
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		11,663	11,517
5.625% 10/1/24 (b)		2,555	2,504
			96,045
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,350	1,229
9.375% 10/12/22 (b)		2,120	2,255
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,435	1,205
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,757
			6,446
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		11,330	11,271
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		2,530	2,416
6.25% 1/31/19 (b)		2,135	2,124
6.75% 1/31/21 (b)		4,430	4,441
7% 11/15/20 (b)		452	452
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		4,700	4,630
6% 6/15/17 (b)		2,370	2,320
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,487
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,712
7.5% 12/15/96		4,010	3,779
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,312
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,175
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,493
			50,612
Metals & Mining - 1.3%
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Alrosa Finance SA 7.75% 11/3/20 (b)		2,110	2,201
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		655	559
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		2,895	2,548
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,560	2,447
CSN Resources SA 6.5% 7/21/20 (b)		1,150	500
Edgen Murray Corp. 8.75% 11/1/20 (b)		3,286	3,483
Essar Steel Algoma, Inc. 9.5% 11/15/19 (b)		3,370	1,854
EVRAZ Group SA:
6.5% 4/22/20 (b)		6,935	6,479
9.5% 4/24/18 (Reg. S)		8,230	8,605
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,980	4,731
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		7,523	4,890
10.375% 4/7/19 (b)		680	442
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		3,270	3,045
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,320	1,148
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		7,790	6,271
4.875% 10/7/20 (Reg. S)		450	362
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,075	2,552
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		4,290	4,038
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,095	618
10.5% 11/28/17 (b)		9,887	5,833
10.5% 11/28/17 (Reg. S)		337	199
Mirabela Nickel Ltd. 1% 9/10/44 (b)		13	0
Murray Energy Corp. 11.25% 4/15/21 (b)		10,575	5,552
New Gold, Inc. 7% 4/15/20 (b)		1,295	1,211
Nord Gold NV 6.375% 5/7/18 (b)		5,042	5,037
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		8,920	8,418
5.625% 4/29/20 (Reg. S)		500	472
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,250	1,116
11.25% 10/15/18		6,052	5,492
Samarco Mineracao SA 5.75% 10/24/23 (b)		1,905	1,614
Southern Copper Corp. 7.5% 7/27/35		3,295	3,198
Vale Overseas Ltd. 6.875% 11/21/36		1,920	1,507
Vedanta Resources PLC 6% 1/31/19 (b)		3,110	2,254
			98,706
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,236
Mercer International, Inc.:
7% 12/1/19		2,755	2,783
7.75% 12/1/22		4,955	5,005
NewPage Corp.:
0% 5/1/12 (c)(d)		2,460	0
11.375% 12/31/14 (d)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		4,925	0
			9,024
TOTAL MATERIALS			260,833
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	9,361
6.625% 2/15/23 (b)		7,355	7,075
7.875% 12/15/19 (b)		4,110	4,254
Altice Finco SA:
8.125% 1/15/24 (b)		7,845	7,472
9.875% 12/15/20 (b)		4,825	5,163
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,054
9% 8/15/31		3,545	2,925
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		4,250	4,420
GCI, Inc. 6.875% 4/15/25		3,760	3,779
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,087
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)		3,845	3,677
5.375% 5/1/25 (b)		3,845	3,650
Lynx I Corp. 5.375% 4/15/21 (b)		2,475	2,490
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,547
Qtel International Finance Ltd. 5% 10/19/25 (b)		1,925	2,079
Sable International Finance Ltd. 6.875% 8/1/22 (b)		12,960	13,057
Sprint Capital Corp.:
6.875% 11/15/28		20,562	14,753
8.75% 3/15/32		9,272	7,209
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,680	1,621
U.S. West Communications:
6.875% 9/15/33		2,265	2,187
7.25% 9/15/25		420	454
7.25% 10/15/35		1,205	1,193
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	3,863
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,199
			112,569
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,985
Comcel Trust 6.875% 2/6/24 (b)		1,665	1,645
Digicel Group Ltd.:
6% 4/15/21 (b)		9,045	8,254
6.75% 3/1/23 (b)		1,680	1,512
7% 2/15/20 (b)		2,050	2,024
7.125% 4/1/22 (b)		34,200	29,498
8.25% 9/30/20 (b)		23,500	21,738
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		14,080	10,982
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,125	3,940
6% 3/15/25 (b)		6,925	6,250
6.625% 10/15/21 (b)		6,195	6,127
MTS International Funding Ltd. 8.625% 6/22/20 (b)		8,395	9,079
Neptune Finco Corp.:
6.625% 10/15/25 (b)(f)		7,210	7,246
10.125% 1/15/23 (b)(f)		7,455	7,539
10.875% 10/15/25 (b)(f)		12,085	12,206
Sprint Communications, Inc. 6% 11/15/22		4,945	3,721
Sprint Corp.:
7.125% 6/15/24		3,252	2,503
7.625% 2/15/25		4,385	3,396
7.875% 9/15/23		4,945	4,002
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	6,620
6.125% 1/15/22		6,915	6,673
6.25% 4/1/21		13,563	13,516
6.375% 3/1/25		19,464	18,685
6.5% 1/15/24		25,330	24,554
6.625% 4/1/23		17,880	17,701
6.633% 4/28/21		6,470	6,486
6.731% 4/28/22		4,205	4,194
6.836% 4/28/23		4,925	4,876
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,410
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		1,925	2,074
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		12,390	12,646
VimpelCom Holdings BV:
9% 2/13/18 (b)	RUB	56,100	785
9% 2/13/18 (Reg S.)	RUB	157,490	2,204
			268,071
TOTAL TELECOMMUNICATION SERVICES			380,640
UTILITIES - 2.0%
Electric Utilities - 0.8%
E.ON International Finance BV 5.875% 10/30/37	GBP	4,000	6,871
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		21,403	22,473
12.25% 3/1/22 (b)(d)		19,812	21,100
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,665	1,557
Mirant Americas Generation LLC 9.125% 5/1/31		3,245	2,612
RJS Power Holdings LLC 5.125% 7/15/19 (b)		3,915	3,563
			58,176
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,875	1,889
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	8,752
8% 3/1/32		6,000	6,523
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		1,956	2,039
			19,203
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. 7.875% 1/15/23 (b)		4,253	4,540
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		9,438	10,193
11.25% 11/1/17 pay-in-kind (c)(d)		7,535	8,157
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,625	1,645
PPL Energy Supply LLC 6.5% 6/1/25 (b)		3,040	2,614
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,385	2,105
6.125% 6/15/25 (b)		1,190	1,029
The AES Corp.:
4.875% 5/15/23		4,715	4,137
5.5% 3/15/24		2,355	2,088
TXU Corp.:
5.55% 11/15/14 (d)		1,623	1,591
6.5% 11/15/24 (d)		13,610	13,338
6.55% 11/15/34 (d)		26,380	25,852
			77,289
TOTAL UTILITIES			154,668

TOTAL NONCONVERTIBLE BONDS			3,384,180

TOTAL CORPORATE BONDS
(Cost $3,515,461)			3,384,656

U.S. Government and Government Agency Obligations - 14.7%
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		7,560	7,611
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$13,058
4.25% 9/15/65		8,147	8,194
5.25% 9/15/39		968	1,197
5.375% 4/1/56		3,004	3,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			33,832

U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		20,889	18,175
1.375% 2/15/44		10,816	11,006

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			29,181

U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds:
2.875% 8/15/45		5,000	5,001
3% 5/15/45		5,526	5,659
3.625% 2/15/44		68,285	78,558
4.25% 5/15/39		16,500	20,807
5.25% 2/15/29		7,107	9,546
5.375% 2/15/31		27,653	38,395
6.125% 8/15/29 (g)		3,900	5,676
7.5% 11/15/16		6,120	6,604
7.875% 2/15/21		5,350	7,118
9.875% 11/15/15 (h)		5,956	6,025
U.S. Treasury Notes:
0.375% 10/31/16		5,000	4,999
0.5% 2/28/17		2,886	2,886
0.5% 7/31/17		5,462	5,452
0.625% 12/31/16		3,302	3,309
0.625% 2/15/17		5,000	5,010
0.75% 4/15/18		1,155	1,153
0.875% 1/31/17		1,933	1,943
0.875% 4/30/17		12,834	12,898
0.875% 5/15/17		13,242	13,309
0.875% 8/15/17		36,906	37,076
0.875% 1/31/18		9,114	9,138
0.875% 7/31/19		22,402	22,156
1% 5/31/18		10,816	10,857
1% 8/15/18		10,000	10,027
1.125% 6/15/18		488	491
1.375% 2/28/19		38,974	39,376
1.375% 3/31/20		3,000	3,010
1.375% 4/30/20		55,924	56,079
1.375% 9/30/20		15,914	15,912
1.5% 12/31/18		5,994	6,087
1.5% 1/31/19		40,481	41,095
1.5% 1/31/22		11,077	10,958
1.625% 4/30/19		36,618	37,288
1.625% 6/30/19		37,248	37,908
1.625% 6/30/20		2,185	2,213
1.75% 9/30/19		27,073	27,650
1.75% 3/31/22		6,000	6,017
1.75% 9/30/22		45,271	45,253
1.875% 9/30/17		27,900	28,574
1.875% 10/31/17		83,876	85,922
2% 5/31/21		22,000	22,529
2% 8/15/25		4,000	3,981
2.125% 6/30/21		10,000	10,304
2.125% 5/15/25		3,185	3,205
2.25% 3/31/21		41,407	42,989
2.25% 4/30/21		53,073	55,085
2.375% 7/31/17		1,976	2,040
2.375% 6/30/18		23,941	24,919
2.375% 8/15/24		5,270	5,430
2.75% 11/30/16		10,000	10,268
3.125% 1/31/17		5,973	6,183
3.5% 2/15/18		15,195	16,169
4.5% 5/15/17		48,040	51,095

TOTAL U.S. TREASURY OBLIGATIONS			1,021,632

Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5543% 12/7/20 (NCUA Guaranteed) (c)		1,695	1,693
Series 2011-R1 Class 1A, 0.6528% 1/8/20 (NCUA Guaranteed) (c)		3,655	3,670
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (c)		1,289	1,291
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,488
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,375

TOTAL OTHER GOVERNMENT RELATED			61,517

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,121,583)			1,146,162

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
1.915% 11/1/33 (c)		46	48
1.925% 9/1/33 (c)		394	413
1.925% 11/1/35 (c)		339	356
1.952% 10/1/35 (c)		21	22
2.097% 1/1/35 (c)		192	204
2.19% 3/1/37 (c)		23	24
2.215% 2/1/36 (c)		10	11
2.238% 3/1/33 (c)		85	89
2.24% 9/1/36 (c)		89	96
2.278% 6/1/47 (c)		129	138
2.302% 6/1/36 (c)		39	42
2.332% 7/1/35 (c)		139	147
2.36% 2/1/37 (c)		408	435
2.391% 11/1/36 (c)		35	37
2.512% 4/1/36 (c)		284	303
2.544% 5/1/36 (c)		33	36
2.557% 6/1/42 (c)		313	325
2.69% 2/1/42 (c)		1,730	1,792
2.754% 1/1/42 (c)		1,560	1,620
2.929% 8/1/35 (c)		558	597
2.96% 11/1/40 (c)		172	180
2.98% 9/1/41 (c)		185	193
3.059% 10/1/41 (c)		81	84
3.237% 7/1/41 (c)		321	339
3.309% 10/1/41 (c)		170	178
3.554% 7/1/41 (c)		362	383
4.5% 7/1/33 to 4/1/39		21,201	23,190
5% 2/1/22 to 7/1/35		4,202	4,652
5.5% 10/1/20 to 1/1/29		3,080	3,350
6% 6/1/16 to 10/1/16		7	7
6.5% 12/1/15 to 8/1/36		3,972	4,652

TOTAL FANNIE MAE			43,943

Freddie Mac - 0.1%
1.82% 3/1/35 (c)		98	102
1.825% 3/1/37 (c)		16	16
1.861% 1/1/36 (c)		83	88
2.022% 2/1/37 (c)		47	49
2.05% 6/1/37 (c)		27	28
2.06% 1/1/37 (c)		237	249
2.095% 8/1/37 (c)		69	74
2.121% 5/1/37 (c)		68	72
2.274% 6/1/33 (c)		214	226
2.328% 10/1/36 (c)		267	282
2.333% 4/1/37 (c)		82	87
2.35% 7/1/35 (c)		138	147
2.351% 10/1/35 (c)		121	128
2.375% 10/1/42 (c)		1,858	1,959
2.385% 5/1/37 (c)		820	877
2.385% 5/1/37 (c)		301	321
2.415% 6/1/37 (c)		227	243
2.436% 5/1/37 (c)		63	68
2.448% 6/1/37 (c)		51	54
2.49% 9/1/35 (c)		55	58
2.506% 2/1/36 (c)		6	6
2.595% 4/1/37 (c)		8	8
2.795% 7/1/36 (c)		78	83
2.798% 7/1/35 (c)		210	224
3.082% 9/1/41 (c)		1,824	1,901
3.127% 10/1/35 (c)		38	40
3.22% 9/1/41 (c)		210	221
3.23% 4/1/41 (c)		220	231
3.291% 6/1/41 (c)		232	245
3.445% 5/1/41 (c)		214	224
3.627% 6/1/41 (c)		344	364
3.711% 5/1/41 (c)		288	305
6% 1/1/24		1,057	1,159
6.5% 3/1/16 to 3/1/22		421	456

TOTAL FREDDIE MAC			10,595

Ginnie Mae - 0.3%
4.3% 8/20/61 (i)		2,830	2,972
4.649% 2/20/62 (i)		1,949	2,091
4.682% 2/20/62 (i)		2,482	2,658
4.684% 1/20/62 (i)		11,940	12,769
5.47% 8/20/59 (i)		984	1,016
5.5% 11/15/35		1,508	1,705
5.612% 4/20/58 (i)		596	605
6% 6/15/36		3,163	3,704

TOTAL GINNIE MAE			27,520

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $80,825)			82,058

Collateralized Mortgage Obligations - 3.4%
U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1239% 6/25/36 (c)		$3,766	$3,839
Series 2010-86 Class FE, 0.6439% 8/25/25 (c)		428	432
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		6	7
Series 2003-70 Class BJ, 5% 7/25/33		403	447
Series 2005-19 Class PA, 5.5% 7/25/34		1,270	1,374
Series 2005-27 Class NE, 5.5% 5/25/34		1,158	1,198
Series 2005-52 Class PB, 6.5% 12/25/34		15	15
Series 2005-64 Class PX, 5.5% 6/25/35		1,270	1,395
Series 2005-68 Class CZ, 5.5% 8/25/35		3,310	3,732
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,263
Series 2015-54 Class GA, 2.5% 7/25/45		4,915	5,039
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		30	31
Series 2003-117 Class MD, 5% 12/25/23		805	885
Series 2004-91 Class Z, 5% 12/25/34		3,468	3,850
Series 2005-117 Class JN, 4.5% 1/25/36		735	807
Series 2005-14 Class ZB, 5% 3/25/35		1,278	1,419
Series 2006-72 Class CY, 6% 8/25/26		1,112	1,232
Series 2009-59 Class HB, 5% 8/25/39		1,784	1,980
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		237	19
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		359	27
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		2,289	331
Series 2010-39 Class FG, 1.1139% 3/25/36 (c)		2,405	2,468
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		773	56
Series 2011-67 Class AI, 4% 7/25/26 (j)		655	81
Series 2012-27 Class EZ, 4.25% 3/25/42		3,200	3,499
Freddie Mac:
floater:
Series 2630 Class FL, 0.7066% 6/15/18 (c)		9	9
Series 2711 Class FC, 1.1066% 2/15/33 (c)		1,405	1,431
floater planned amortization class Series 2770 Class FH, 0.6066% 3/15/34 (c)		1,487	1,499
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		47	52
Series 2376 Class JE, 5.5% 11/15/16		20	21
Series 2381 Class OG, 5.5% 11/15/16		10	10
Series 2425 Class JH, 6% 3/15/17		33	34
Series 2672 Class MG, 5% 9/15/23		2,814	3,049
Series 2996 Class MK, 5.5% 6/15/35		135	152
Series 3415 Class PC, 5% 12/15/37		592	644
Series 3763 Class QA, 4% 4/15/34		1,293	1,338
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,971	2,017
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,731	6,514
Series 2303 Class ZV, 6% 4/15/31		121	133
Series 2877 Class ZD, 5% 10/15/34		4,160	4,617
Series 3745 Class KV, 4.5% 12/15/26		2,930	3,232
Series 3843 Class PZ, 5% 4/15/41		928	1,108
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.716% 7/20/37 (c)		766	773
Series 2008-2 Class FD, 0.696% 1/20/38 (c)		189	191
Series 2008-73 Class FA, 1.076% 8/20/38 (c)		1,195	1,220
Series 2008-83 Class FB, 1.116% 9/20/38 (c)		1,179	1,204
Series 2009-108 Class CF, 0.809% 11/16/39 (c)		936	945
Series 2009-116 Class KF, 0.739% 12/16/39 (c)		722	729
Series 2010-9 Class FA, 0.729% 1/16/40 (c)		1,170	1,181
Series 2010-H17 Class FA, 0.5278% 7/20/60 (c)(i)		4,212	4,193
Series 2010-H18 Class AF, 0.4918% 9/20/60 (c)(i)		5,012	4,983
Series 2010-H19 Class FG, 0.4918% 8/20/60 (c)(i)		5,953	5,919
Series 2010-H27 Series FA, 0.5718% 12/20/60 (c)(i)		1,870	1,867
Series 2011-H05 Class FA, 0.6918% 12/20/60 (c)(i)		3,226	3,231
Series 2011-H07 Class FA, 0.6918% 2/20/61 (c)(i)		6,377	6,386
Series 2011-H12 Class FA, 0.6818% 2/20/61 (c)(i)		7,607	7,619
Series 2011-H13 Class FA, 0.6918% 4/20/61 (c)(i)		2,931	2,935
Series 2011-H14:
Class FB, 0.6918% 5/20/61 (c)(i)		3,464	3,470
Class FC, 0.6918% 5/20/61 (c)(i)		3,145	3,150
Series 2011-H17 Class FA, 0.7218% 6/20/61 (c)(i)		4,104	4,114
Series 2011-H21 Class FA, 0.7918% 10/20/61 (c)(i)		4,373	4,395
Series 2012-H01 Class FA, 0.8918% 11/20/61 (c)(i)		3,689	3,712
Series 2012-H03 Class FA, 0.8918% 1/20/62 (c)(i)		2,358	2,373
Series 2012-H06 Class FA, 0.8218% 1/20/62 (c)(i)		3,624	3,647
Series 2012-H07 Class FA, 0.8218% 3/20/62 (c)(i)		2,210	2,228
Series 2013-H19:
Class FC, 0.7918% 8/20/63 (c)(i)		496	499
Class FD, 0.7918% 8/20/63 (c)(i)		1,375	1,383
Series 2015-H13 Class FL, 0.4718% 5/20/63 (c)(i)		17,325	17,301
Series 2015-H19 Class FA, 0.3918% 4/20/63 (c)(i)		16,611	16,559
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		110	111
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,544	240
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,058
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		9,353	10,102
Series 2010-H17 Class XP, 5.3% 7/20/60 (c)(i)		12,696	13,637
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		9,674	10,433
Series 2012-64 Class KB, 6.0049% 5/20/41 (c)		599	678
Series 2013-124:
Class ES, 8.3787% 4/20/39 (c)(k)		3,751	4,404
Class ST, 8.512% 8/20/39 (c)(k)		7,046	8,392
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		8,962	9,226
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		26,983	27,685
Class JA, 2.5% 6/20/65 (i)		2,566	2,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $259,052)			262,099

Commercial Mortgage Securities - 2.0%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5494% 4/25/19 (c)		362	362
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,348
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,539
Series K009 Class A2, 3.808% 8/25/20		17,980	19,639
Series K029 Class A2, 3.32% 2/25/23 (c)		1,186	1,260
Series K034 Class A1, 2.669% 2/25/23		7,872	8,170
Series K717 Class A2, 2.991% 9/25/21		3,756	3,945
Series K039 Class A2, 3.303% 7/25/24		14,456	15,214
Series K042 Class A2, 2.67% 12/25/24		11,700	11,729
Series K047 Class A2, 3.329% 5/25/25		10,100	10,700
Series K048 Class A2, 3.284% 6/25/25 (c)		16,400	17,157
Series K501 Class A2, 1.655% 11/25/16		4,756	4,785
Series K714 Class A2, 3.034% 10/25/20		15,000	15,778
Series K716 Class A2, 3.13% 6/25/21		8,500	8,994
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		10,900	11,307
Series K044 Class A2, 2.811% 1/25/25		10,800	10,902
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $153,601)			155,829

Foreign Government and Government Agency Obligations - 15.6%
Argentine Republic:
7% 4/17/17		58,880	57,421
8.28% 12/31/33 (d)		1,830	1,853
8.75% 6/2/17 (d)		5,655	5,683
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	18,275	13,505
4.25% 7/21/17	AUD	51,550	37,718
Azerbaijan Republic 4.75% 3/18/24 (b)		1,435	1,342
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Belarus Republic 8.95% 1/26/18		14,050	14,015
Brazilian Federative Republic:
4.25% 1/7/25		4,825	4,222
5.625% 1/7/41		10,435	8,452
7.125% 1/20/37		10,630	9,939
8.25% 1/20/34		12,945	13,398
Buenos Aires Province:
9.375% 9/14/18 (b)		3,605	3,524
9.95% 6/9/21		2,810	2,641
10.875% 1/26/21 (Reg. S)		10,690	10,423
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	31,550	35,834
2.5% 12/1/24	EUR	16,300	19,461
4.5% 3/1/24	EUR	16,625	22,807
Canadian Government:
1.5% 2/1/17	CAD	51,350	38,978
2.25% 6/1/25	CAD	10,325	8,295
3% 12/1/15	CAD	26,600	20,016
3.5% 12/1/45	CAD	2,600	2,497
Central Bank of Nigeria warrants 11/15/20 (l)(m)		5,500	670
City of Buenos Aires:
8.95% 2/19/21 (b)		5,685	5,841
9.95% 3/1/17 (b)		2,225	2,292
Colombian Republic:
4.375% 3/21/23	COP	17,578,000	4,662
5% 6/15/45		1,275	1,093
5.625% 2/26/44		1,300	1,216
7.375% 9/18/37		2,175	2,441
10.375% 1/28/33		6,130	8,680
Congo Republic 4% 6/30/29 (n)		12,851	10,383
Costa Rican Republic:
4.25% 1/26/23 (b)		1,330	1,150
5.625% 4/30/43 (b)		680	507
7% 4/4/44 (b)		4,045	3,575
Croatia Republic:
5.5% 4/4/23 (b)		1,215	1,245
6% 1/26/24 (b)		1,100	1,159
6.375% 3/24/21 (b)		1,545	1,661
6.625% 7/14/20 (b)		1,605	1,740
6.75% 11/5/19 (b)		1,015	1,103
Danish Kingdom 1.75% 11/15/25	DKK	63,900	10,364
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (b)		1,050	1,060
6.25% 10/4/20 (b)		3,035	3,065
6.25% 7/27/21 (b)		1,140	1,137
Dominican Republic:
1.25% 8/30/24 (c)		8,688	8,484
5.5% 1/27/25 (b)		1,375	1,327
6.85% 1/27/45 (b)		4,140	3,985
7.45% 4/30/44 (b)		5,160	5,276
7.5% 5/6/21 (b)		3,375	3,611
El Salvador Republic 7.625% 2/1/41 (b)		555	507
French Government 1% 11/25/25(Reg. S)	EUR	1,100	1,231
Georgia Republic 6.875% 4/12/21 (b)		1,270	1,308
German Federal Republic:
0% 4/17/20	EUR	9,750	10,927
0.25% 10/16/20	EUR	8,550	9,673
0.5% 2/15/25	EUR	20,600	22,954
2.5% 8/15/46	EUR	9,300	13,451
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,419
Hungarian Republic:
5.375% 3/25/24		2,008	2,179
5.75% 11/22/23		3,035	3,376
7.625% 3/29/41		3,243	4,305
Indonesian Republic:
3.375% 4/15/23 (b)		1,850	1,686
5.25% 1/17/42 (b)		1,795	1,608
5.375% 10/17/23		1,650	1,706
6.625% 2/17/37 (b)		3,640	3,828
6.75% 1/15/44 (b)		1,570	1,666
7.75% 1/17/38 (b)		6,720	7,886
7.875% 4/15/19	IDR	17,204,000	1,115
8.5% 10/12/35 (Reg. S)		5,535	6,946
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	5,150	5,479
2.4% 5/15/30 (Reg. S)	EUR	13,650	16,525
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		8,385	8,490
7.25% 4/15/19 (b)		6,510	6,679
8.25% 4/15/24 (b)		1,375	1,437
8.25% 9/30/25 (b)		1,890	1,928
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	35,478
5.5% 12/4/23		7,426	9,152
Italian Republic 4.75% 9/1/44	EUR	4,900	7,600
Ivory Coast 5.75% 12/31/32		7,040	6,095
Japan Government:
0.1% 10/15/15	JPY	1,238,200	10,322
0.1% 2/15/16	JPY	2,300,000	19,179
0.1% 3/15/16	JPY	2,200,000	18,346
0.1% 8/15/16	JPY	4,470,000	37,290
0.5% 12/20/15	JPY	1,245,000	10,389
0.9% 6/20/22	JPY	4,879,800	42,866
1.5% 12/20/44	JPY	2,090,000	17,917
1.9% 9/20/30	JPY	6,795,000	66,064
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,983
3% 6/30/25		7,702	7,951
Kazakhstan Republic:
5.125% 7/21/25 (b)		2,665	2,566
6.5% 7/21/45 (b)		1,880	1,766
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,324
Lebanese Republic:
4% 12/31/17		6,709	6,618
5.45% 11/28/19		1,720	1,693
New Zealand Government 6% 5/15/21	NZD	7,000	5,219
Panamanian Republic:
6.7% 1/26/36		875	1,041
8.875% 9/30/27		800	1,100
9.375% 4/1/29		1,395	2,007
Peruvian Republic 4% 3/7/27 (n)		4,905	4,905
Philippine Republic:
7.75% 1/14/31		1,585	2,246
9.5% 2/2/30		2,485	3,947
Plurinational State of Bolivia 5.95% 8/22/23 (b)		985	1,024
Provincia de Cordoba 12.375% 8/17/17 (b)		5,870	5,929
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,885	3,665
Republic of Armenia:
6% 9/30/20 (b)		4,676	4,426
7.15% 3/26/25 (b)		2,700	2,547
Republic of Iceland 5.875% 5/11/22 (b)		1,535	1,748
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,400	7,160
Republic of Nigeria 5.125% 7/12/18 (b)		2,460	2,362
Republic of Serbia:
5.875% 12/3/18 (b)		2,140	2,234
6.75% 11/1/24 (b)		6,852	6,979
7.25% 9/28/21 (b)		2,300	2,576
Republic of Singapore 3.25% 9/1/20	SGD	22,600	16,803
Romanian Republic:
4.375% 8/22/23 (b)		2,030	2,115
6.125% 1/22/44 (b)		1,518	1,765
Russian Federation:
4.875% 9/16/23 (b)		3,400	3,428
5% 4/29/20 (b)		1,825	1,887
5.625% 4/4/42 (b)		2,800	2,619
5.875% 9/16/43 (b)		5,400	5,205
7.5% 3/31/30 (Reg. S)		1,455	1,711
12.75% 6/24/28 (Reg. S)		17,405	27,329
South African Republic 5.875% 9/16/25		780	831
Spanish Kingdom:
1.15% 7/30/20	EUR	25,000	28,280
2.75% 10/31/24 (Reg. S)	EUR	7,100	8,556
5.15% 10/31/44	EUR	2,400	3,789
Sweden Kingdom 3.5% 6/1/22	SEK	119,950	17,328
Switzerland Confederation:
1.5% 7/24/25	CHF	5,475	6,517
4.25% 6/5/17	CHF	16,800	18,712
Turkish Republic:
4.875% 4/16/43		1,905	1,586
5.125% 3/25/22		1,095	1,107
5.625% 3/30/21		3,750	3,914
6.25% 9/26/22		2,590	2,768
6.75% 4/3/18		1,635	1,764
6.75% 5/30/40		3,145	3,349
6.875% 3/17/36		3,340	3,612
7% 3/11/19		2,560	2,812
7.25% 3/5/38		2,320	2,619
7.375% 2/5/25		3,340	3,820
7.5% 11/7/19		5,160	5,797
8% 2/14/34		1,805	2,180
11.875% 1/15/30		3,235	5,160
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)		1,595	1,190
Ukraine Government:
7.8% 11/28/22 (b)		4,145	3,176
9.25% 7/24/17 (b)		3,915	3,030
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	2,500	3,845
3.5% 7/22/68	GBP	1,907	3,836
United Mexican States:
4.6% 1/23/46		2,075	1,847
4.75% 3/8/44		2,816	2,570
5.55% 1/21/45		1,950	1,996
6.05% 1/11/40		3,731	4,085
6.5% 6/10/21	MXN	48,555	3,008
6.75% 9/27/34		1,955	2,336
United Republic of Tanzania 6.5375% 3/9/20 (c)		560	531
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,770	3,463
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		83,803	524
5.75% 2/26/16 (Reg S.)		20,895	17,604
9% 5/7/23 (Reg. S)		1,465	502
9.25% 9/15/27		2,925	1,141
9.25% 5/7/28 (Reg. S)		2,345	791
11.75% 10/21/26 (Reg. S)		5,500	2,131
11.95% 8/5/31 (Reg. S)		11,175	4,386
12.75% 8/23/22		3,685	1,575
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		477	468
4% 3/12/28 (n)		12,104	11,590
4.8% 11/19/24 (b)		525	496
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,237,439)			1,212,258

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 3/3/16	INR	85,000	1,289
European Union 0.625% 11/4/23 (Reg. S)	EUR	12,000	13,442
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $14,789)			14,731
		Shares	Value (000s)

Common Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
Chassix Holdings, Inc.		257,517	5,943
Chassix Holdings, Inc. warrants (m)		14,134	0
Delphi Automotive PLC		65,400	4,973
Exide Technologies		3,298	0
Exide Technologies		10,993	0
Remy International, Inc.		172,410	5,043
Tenneco, Inc. (m)		104,400	4,674
			20,633
Automobiles - 0.0%
General Motors Co.		3,714	111
General Motors Co.:
warrants 7/10/16 (m)		124,885	2,545
warrants 7/10/19 (m)		124,885	1,651
			4,307
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		27,059	239
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (m)		5,700	4,105
Extended Stay America, Inc. unit		491,000	8,239
Fiesta Restaurant Group, Inc. (m)		86,500	3,925
Station Holdco LLC (m)(o)(p)		4,160,035	15,267
Station Holdco LLC (m)(o)(q)		31,652	116
Station Holdco LLC:
unit (m)(o)(q)		47,684	32
warrants 6/15/18 (m)(o)(p)(r)		165,967	113
			31,797
Household Durables - 0.4%
Calatlantic Group, Inc. (m)		713,200	5,706
Harman International Industries, Inc.		75,500	7,247
Lennar Corp. Class A		192,700	9,275
Taylor Morrison Home Corp. (m)		296,700	5,536
			27,764
Media - 0.3%
AMC Networks, Inc. Class A (m)		122,300	8,949
Naspers Ltd. Class N		65,500	8,180
Sinclair Broadcast Group, Inc. Class A (s)		344,600	8,725
			25,854
Specialty Retail - 0.1%
Office Depot, Inc. (m)		1,074,700	6,900
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		61,400	3,565
Michael Kors Holdings Ltd. (m)		64,400	2,720
			6,285

TOTAL CONSUMER DISCRETIONARY			123,779

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		188,460	127
The Hain Celestial Group, Inc. (m)		17,900	924
			1,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		96,300	1,303
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP		200,000	1,236

TOTAL ENERGY			2,539

FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (m)		31,864	484
Penson Worldwide, Inc. Class A (m)		3,519,861	0
			484
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (m)		131,900	5,767

TOTAL FINANCIALS			6,251

HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (m)		33,600	9,805
Celgene Corp. (m)		86,200	9,324
Gilead Sciences, Inc.		110,200	10,821
			29,950
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (m)		108,300	4,632
HCA Holdings, Inc. (m)		132,900	10,281
Rotech Healthcare, Inc. (m)		60,966	2,010
			16,923
Pharmaceuticals - 0.3%
Allergan PLC (m)		52,300	14,216
Valeant Pharmaceuticals International, Inc. (Canada) (m)		60,100	10,727
			24,943

TOTAL HEALTH CARE			71,816

INDUSTRIALS - 0.4%
Airlines - 0.1%
Air Canada (m)		725,700	5,835
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		8,614,133	517
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		10,813	2
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		101,237	0
			2
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A		109,700	3,392
HD Supply Holdings, Inc. (m)		250,000	7,155
Penhall Acquisition Co.:
Class A (m)		5,465	433
Class B (m)		1,821	144
United Rentals, Inc. (m)		140,900	8,461
			19,585
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (b)(m)		361,938	4,153

TOTAL INDUSTRIALS			30,092

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
CDW Corp.		415,700	16,986
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR		237,100	13,982
Baidu.com, Inc. sponsored ADR (m)		24,100	3,312
Facebook, Inc. Class A (m)		69,700	6,266
Google, Inc. Class A (m)		8,700	5,554
			29,114
IT Services - 0.1%
MasterCard, Inc. Class A		57,200	5,155
PayPal Holdings, Inc. (m)		123,700	3,840
			8,995
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.		70,700	8,838
Cypress Semiconductor Corp.		4,314	37
Freescale Semiconductor, Inc. (m)		384,500	14,065
MagnaChip Semiconductor Corp. (m)		44,695	295
NXP Semiconductors NV (m)		46,400	4,040
Qorvo, Inc. (m)		231,273	10,419
Skyworks Solutions, Inc.		190,500	16,042
			53,736
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		72,200	7,964

TOTAL INFORMATION TECHNOLOGY			116,795

MATERIALS - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV Class A		111,500	9,295
Containers & Packaging - 0.2%
WestRock Co.		193,186	9,937
Metals & Mining - 0.0%
Aleris International, Inc. (m)(o)		34,504	371
Mirabela Nickel Ltd. (m)		2,233,475	130
			501

TOTAL MATERIALS			19,733

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		250,100	9,956
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	247
TOTAL COMMON STOCKS
(Cost $408,146)			382,259

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		75,817	616
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	7,265

TOTAL CONVERTIBLE PREFERRED STOCKS			7,881

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%		198,576	5,197
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (b)		11,151	11,186
TOTAL FINANCIALS			16,383
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (m)		1,423,504	1,424
Class C 19.50% (o)		359,556	360
			1,784

TOTAL NONCONVERTIBLE PREFERRED STOCKS			18,167

TOTAL PREFERRED STOCKS
(Cost $18,726)			26,048
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,243	3,291
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,315	4,250
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,595	1,565
			5,815
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		1,058	925
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,411	6,389
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		2,212	2,194
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		365	364
			9,872

TOTAL CONSUMER DISCRETIONARY			18,978

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,505	2,492
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		6,257	6,246

TOTAL CONSUMER STAPLES			8,738

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,693	2,666
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,602	1,599
			4,265
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		234	233
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		40	37
Tranche B, term loan 19.5% 1/31/16		130	122
			159
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (c)		1,496	1,481
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Sophia L.P. Tranche B, term loan 9/30/22 (t)		7,465	7,444
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		400	394
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		362	361
			8,199
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		3,443	3,416
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5032% 8/16/19 (c)		1,866	1,390
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		1,679	1,636
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (c)		5,615	4,350
			7,376

TOTAL MATERIALS			10,792

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		3,816	3,790
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (c)		1,452	1,358
Tranche D 2LN, term loan 3.8266% 3/31/19 (c)		1,453	1,358
			2,716

TOTAL TELECOMMUNICATION SERVICES			6,506

UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)		69,674	69,413
TOTAL BANK LOAN OBLIGATIONS
(Cost $129,568)			128,764

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (c)		2,883	2,826
Goldman Sachs 1.25% 12/14/19 (c)		3,050	2,989
Mizuho 1.25% 12/14/19 (c)		1,768	1,733
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $7,129)			7,548
		Shares	Value (000s)

Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (u)
(Cost $476,907)		4,645,281	473,912
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		6,245	6,607
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		5,975	4,707
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (c)(e)	EUR	2,200	2,299
FINANCIALS - 3.1%
Banks - 2.5%
Banco Do Brasil SA 9% (b)(c)(e)		4,630	2,815
Bank of America Corp.:
5.125% (c)(e)		9,825	9,737
5.2% (c)(e)		20,930	19,893
6.25% (c)(e)		6,570	6,452
8% (c)(e)		2,600	2,753
8.125% (c)(e)		1,840	1,979
Barclays Bank PLC 7.625% 11/21/22		15,855	18,204
Citigroup, Inc.:
5.8% (c)(e)		7,985	8,034
5.9% (c)(e)		11,900	11,692
5.95% (c)(e)		21,665	21,249
6.3% (c)(e)		1,975	1,947
JPMorgan Chase & Co.:
5% (c)(e)		11,815	11,638
5.3% (c)(e)		5,770	5,805
6% (c)(e)		19,830	19,717
6.125% (c)(e)		5,415	5,548
6.75% (c)(e)		2,975	3,131
Wells Fargo & Co.:
5.875% (c)(e)		17,295	18,006
5.9% (c)(e)		22,080	22,464
7.98% (c)(e)		1,675	1,775
			192,839
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(e)	GBP	2,200	3,975
Goldman Sachs Group, Inc.:
5.375% (c)(e)		4,785	4,787
5.7% (c)(e)		12,429	12,660
Morgan Stanley 5.55% (c)(e)		5,805	5,786
			27,208
Consumer Finance - 0.1%
American Express Co.:
4.9% (c)(e)		3,495	3,365
5.2% (c)(e)		6,460	6,524
			9,889
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(e)		2,265	1,530
8.625% (Reg. S) (e)		320	216
			1,746
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (c)(e)	EUR	2,100	2,224
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	3,700	3,601
Society of Lloyd's 7.421% (c)(e)	GBP	2,600	4,211
			10,036

TOTAL FINANCIALS			241,718

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		14,910	8,921
7.5% (Reg. S) (e)		250	150
			9,071
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		6,650	2,420
TOTAL PREFERRED SECURITIES
(Cost $279,896)			266,822
		Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.18% (v)		199,973,706	199,974
Fidelity Securities Lending Cash Central Fund, 0.20% (v)(w)		7,782,944	7,783
TOTAL MONEY MARKET FUNDS
(Cost $207,757)			207,757
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,910,879)			7,750,903
NET OTHER ASSETS (LIABILITIES) - 0.5%			36,016
NET ASSETS - 100%			$7,786,919

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
247 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	31,797	$210
243 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	29,285	123
279 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	44,753	30
TOTAL FUTURES CONTRACTS		$105,835	$363

The face value of futures purchased as a percentage of Net Assets is 1.4%

Swaps

Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s) (2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2017	$6,200	3-month LIBOR	1.5%	$(19)	$0	$(19)
LCH	Dec. 2020	3,600	3-month LIBOR	2	(43)	0	(43)
LCH	Dec. 2025	2,100	3-month LIBOR	2.5%	(48)	0	(48)
LCH	Dec. 2045	7,900	3-month LIBOR	2.75%	(306)	0	(306)

TOTAL INTEREST RATE SWAPS					$(416)	$0	$(416)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for the centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,548,407,000 or 19.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,813,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,368,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,014,000 or 0.2% of net assets.

 (p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (q) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (r) Subsequent to period end, the wholly-owned entity through which this investment is held agreed to merge with a newly-formed subsidiary of Station Corp. as part of Station Corp.'s expected initial public offering.

 (s) Security or a portion of the security is on loan at period end.

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Station Holdco LLC	6/17/11 - 3/15/12	$4,255
Station Holdco LLC unit	3/12/13 - 4/1/13	$2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$12,787
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$360

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$236
Fidelity Floating Rate Central Fund	17,057
Fidelity Securities Lending Cash Central Fund	3
Total	$17,296

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$324,469	$172,033	$9,995	$473,912	29.7%
Total	$324,469	$172,033	$9,995	$473,912

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$123,779	$102,069	$239	$21,471
Consumer Staples	1,667	924	127	616
Energy	2,539	2,539	--	--
Financials	22,634	11,448	11,186	--
Health Care	79,081	77,071	--	2,010
Industrials	31,876	24,843	--	7,033
Information Technology	116,795	116,795	--	--
Materials	19,733	19,232	--	501
Telecommunication Services	9,956	9,956	--	--
Utilities	247	247	--	--
Corporate Bonds	3,384,656	--	3,384,626	30
U.S. Government and Government Agency Obligations	1,146,162	--	1,146,162	--
U.S. Government Agency - Mortgage Securities	82,058	--	82,058	--
Collateralized Mortgage Obligations	262,099	--	262,099	--
Commercial Mortgage Securities	155,829	--	155,829	--
Foreign Government and Government Agency Obligations	1,212,258	--	1,206,361	5,897
Supranational Obligations	14,731	--	14,731	--
Bank Loan Obligations	128,764	--	122,365	6,399
Sovereign Loan Participations	7,548	--	--	7,548
Fixed-Income Funds	473,912	473,912	--	--
Preferred Securities	266,822	--	266,822	--
Money Market Funds	207,757	207,757	--	--
Total Investments in Securities:	$7,750,903	$1,046,793	$6,652,605	$51,505
Derivative Instruments:
Assets
Futures Contracts	$363	$363	$--	$--
Total Assets	$363	$363	$--	$--
Liabilities
Swaps	$(416)	$--	$(416)	$--
Total Liabilities	$(416)	$--	$(416)	$--
Total Derivative Instruments:	$(53)	$363	$(416)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$83,267
Net Realized Gain (Loss) on Investment Securities	(3,751)
Net Unrealized Gain (Loss) on Investment Securities	4,935
Cost of Purchases	12,463
Proceeds of Sales	(5,702)
Amortization/Accretion	189
Transfers into Level 3	--
Transfers out of Level 3	(39,896)
Ending Balance	$51,505
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$690

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $7,890,724,000. Net unrealized depreciation aggregated $139,821,000, of which $261,314,000 related to appreciated investment securities and $401,135,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Bond Fund

September 30, 2015

1.939055.103
IBZ-QTLY-1115

Investments September 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.0%
		Principal Amount(a)	Value
Argentina - 0.4%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$241,250
Australia - 0.9%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (b)	EUR	550,000	561,813
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	596,528
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (b)	GBP	170,000	270,759
Denmark - 1.1%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	650,369
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	240,848
France - 2.9%
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	700,000	804,361
Carmila Sas 2.375% 9/18/23 (Reg. S)	EUR	600,000	669,822
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	223,954

TOTAL FRANCE			1,698,137

Germany - 3.2%
Bayer AG 2.375% 4/2/75 (Reg. S) (b)	EUR	400,000	404,770
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	595,853
RWE AG 7% 10/12/72 (Reg. S) (b)		550,000	544,170
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		400,000	376,000

TOTAL GERMANY			1,920,793

Ireland - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	200,250
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		270,000	276,784
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (b)	EUR	1,000,000	1,129,871
10% 7/30/16	EUR	250,000	293,667

TOTAL IRELAND			1,900,572

Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	200,000	262,589
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	462,846

TOTAL ITALY			725,435

Japan - 1.2%
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		700,000	690,375
Luxembourg - 1.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	245,806
Altice SA 6.25% 2/15/25 (Reg. S)	EUR	850,000	833,251

TOTAL LUXEMBOURG			1,079,057

Netherlands - 1.2%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	161,846
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	110,704
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	400,000	450,451

TOTAL NETHERLANDS			723,001

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	100,000	103,461
United Kingdom - 6.5%
Aviva PLC 6.625% 6/3/41 (b)	GBP	450,000	735,424
Barclays Bank PLC 6.75% 1/16/23 (b)	GBP	300,000	486,963
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	160,494
Stagecoach Group PLC 4% 9/29/25 (Reg. S)	GBP	250,000	377,079
Tesco PLC:
5% 3/24/23	GBP	350,000	524,650
6.125% 2/24/22	GBP	400,000	644,035
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	152,967
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	500,000	764,098

TOTAL UNITED KINGDOM			3,845,710

United States of America - 0.3%
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	111,500
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	90,165

TOTAL UNITED STATES OF AMERICA			201,665

TOTAL NONCONVERTIBLE BONDS
(Cost $16,328,388)			15,449,773

Foreign Government and Government Agency Obligations - 62.8%
Australia - 3.3%
Australian Commonwealth:
2.75% 4/21/24	AUD	785,000	559,201
2.75% 6/21/35 (Reg. S)	AUD	113,000	74,029
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,789
4.25% 4/21/26	AUD	48,000	38,473
5.25% 3/15/19	AUD	419,000	327,367
5.5% 1/21/18	AUD	90,000	68,400
5.5% 4/21/23	AUD	135,000	114,612
5.75% 5/15/21	AUD	327,000	272,699
5.75% 7/15/22	AUD	615,000	523,148

TOTAL AUSTRALIA			1,981,718

Belgium - 0.9%
Belgian Kingdom:
2.25% 6/22/23	EUR	237,000	298,790
3% 6/22/34 (c)	EUR	16,000	21,932
4% 3/28/32	EUR	133,000	203,111

TOTAL BELGIUM			523,833

Canada - 3.6%
Canadian Government:
1.25% 2/1/18 (d)	CAD	711,000	541,596
1.5% 3/1/20	CAD	779,000	603,773
1.5% 6/1/26	CAD	390,000	289,290
2.75% 12/1/48	CAD	115,000	96,593
4% 6/1/41	CAD	214,000	215,701
5% 6/1/37	CAD	209,000	232,511
Ontario Province 4.65% 6/2/41	CAD	200,000	183,901

TOTAL CANADA			2,163,365

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	37,594
6% 3/1/23	CLP	10,000,000	15,767

TOTAL CHILE			53,361

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	194,117
4.2% 12/4/36	CZK	290,000	17,385
5.7% 5/25/24	CZK	2,380,000	141,583

TOTAL CZECH REPUBLIC			353,085

Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	421,235
4.5% 11/15/39	DKK	80,000	19,655

TOTAL DENMARK			440,890

France - 2.6%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	390,171
2.5% 5/25/30	EUR	914,000	1,168,065

TOTAL FRANCE			1,558,236

Germany - 2.2%
German Federal Republic:
1% 8/15/25(Reg. S)	EUR	1,080,000	1,254,042
2.5% 8/15/46	EUR	31,000	44,838

TOTAL GERMANY			1,298,880

Greece - 0.2%
Greek Government 3.375% 7/17/17(Reg. S) (c)	EUR	125,000	123,096
Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	106,991
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	74,478
2.4% 5/15/30 (Reg. S)	EUR	72,000	87,167
5.4% 3/13/25	EUR	454,000	694,189

TOTAL IRELAND			855,834

Israel - 1.1%
Israeli State:
3.75% 3/31/24	ILS	638,000	185,661
4.25% 3/31/23	ILS	93,000	27,928
5% 1/31/20	ILS	96,000	28,778
5.5% 1/31/22	ILS	371,000	117,972
5.5% 1/31/42	ILS	121,000	42,726
6% 2/28/19	ILS	799,000	241,229

TOTAL ISRAEL			644,294

Italy - 9.8%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	54,826
2.15% 12/15/21	EUR	539,000	638,164
3.5% 6/1/18	EUR	2,350,000	2,848,832
3.5% 12/1/18	EUR	826,000	1,013,625
4.75% 9/1/28 (c)	EUR	12,000	17,398
Italian Republic:
4% 2/1/37	EUR	38,000	52,140
4.5% 3/1/26	EUR	433,000	606,014
5% 8/1/34	EUR	315,000	484,787
5% 9/1/40	EUR	65,000	102,169

TOTAL ITALY			5,817,955

Japan - 8.4%
Japan Government:
0.6% 3/20/24	JPY	204,150,000	1,754,807
0.8% 12/20/22	JPY	12,400,000	108,310
1.2% 12/20/34	JPY	37,850,000	322,403
1.2% 3/20/35	JPY	2,600,000	22,073
1.3% 6/20/35	JPY	45,550,000	392,376
1.4% 9/20/34	JPY	80,800,000	714,083
1.5% 3/20/45	JPY	1,950,000	16,695
1.7% 12/20/32	JPY	17,150,000	160,941
1.7% 12/20/43	JPY	11,100,000	99,796
1.8% 9/20/43	JPY	21,050,000	193,460
1.9% 12/20/28	JPY	26,700,000	259,582
2% 3/20/42	JPY	15,050,000	144,162
2.1% 12/20/25	JPY	19,850,000	194,160
2.1% 3/20/26	JPY	29,400,000	288,126
2.2% 3/20/26	JPY	15,400,000	152,171
2.4% 3/20/48	JPY	16,700,000	174,402

TOTAL JAPAN			4,997,547

Korea (South) - 4.7%
Korean Republic:
2% 3/10/20	KRW	262,200,000	224,062
2.25% 6/10/25	KRW	181,300,000	155,502
2.75% 3/10/18	KRW	1,298,480,000	1,126,132
3% 3/10/23	KRW	463,700,000	419,938
3% 9/10/24	KRW	191,830,000	174,384
3% 12/10/42	KRW	258,720,000	249,578
3.125% 3/10/19	KRW	231,870,000	205,381
3.5% 3/10/24	KRW	184,530,000	173,524
5.25% 3/10/27	KRW	67,660,000	75,283

TOTAL KOREA (SOUTH)			2,803,784

Malaysia - 0.9%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	240,237
3.814% 2/15/17	MYR	545,000	124,797
3.889% 7/31/20	MYR	745,000	168,662
3.892% 3/15/27	MYR	44,000	9,511
4.935% 9/30/43	MYR	52,000	12,043

TOTAL MALAYSIA			555,250

Mexico - 3.9%
United Mexican States:
2.375% 4/9/21	EUR	272,000	308,210
3.625% 4/9/29	EUR	100,000	114,378
4.75% 6/14/18	MXN	14,664,000	870,644
6.5% 6/10/21	MXN	2,130,000	131,938
7.5% 6/3/27	MXN	690,000	44,532
8.5% 5/31/29	MXN	9,139,000	637,960
8.5% 11/18/38	MXN	1,060,000	74,769
10% 11/20/36	MXN	1,730,000	139,182

TOTAL MEXICO			2,321,613

Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	278,610
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	25,645
5.5% 4/15/23	NZD	95,000	70,985
6% 12/15/17	NZD	190,000	130,456

TOTAL NEW ZEALAND			227,086

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,927
4.5% 5/22/19	NOK	737,000	98,444
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	13,119
3% 3/14/24	NOK	367,000	48,616

TOTAL NORWAY			179,106

Poland - 1.7%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	262,495
3.25% 7/25/25	PLN	691,000	188,152
4% 10/25/23	PLN	806,000	230,931
5.5% 10/25/19	PLN	821,000	243,287
5.75% 10/25/21	PLN	80,000	24,797
5.75% 9/23/22	PLN	116,000	36,465
5.75% 4/25/29	PLN	122,000	41,074

TOTAL POLAND			1,027,201

Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	23,719
6.8% 12/11/19	RUB	4,030,000	53,051
7% 8/16/23	RUB	7,638,000	93,122
7.05% 1/19/28	RUB	3,375,000	38,890
7.35% 1/20/16	RUB	6,478,000	98,444
7.5% 2/27/19	RUB	10,768,000	148,797

TOTAL RUSSIA			456,023

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	24,669
3.25% 9/1/20	SGD	362,000	269,137
3.375% 9/1/33	SGD	62,000	46,792

TOTAL SINGAPORE			340,598

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	41,526
South Africa - 2.3%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	95,051
7.25% 1/15/20	ZAR	520,000	36,678
8% 12/21/18	ZAR	3,678,000	268,183
8% 1/31/30	ZAR	5,560,000	373,635
8.25% 9/15/17	ZAR	386,000	28,348
8.5% 1/31/37	ZAR	3,910,000	267,249
8.75% 1/31/44	ZAR	1,088,000	75,320
10.5% 12/21/26	ZAR	2,941,000	243,285

TOTAL SOUTH AFRICA			1,387,749

Spain - 3.7%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	80,000	84,338
2.15% 10/31/25(Reg. S) (c)	EUR	105,000	120,075
3.75% 10/31/18	EUR	788,000	970,105
4.4% 10/31/23 (c)	EUR	576,000	777,094
5.15% 10/31/44	EUR	133,000	209,976
5.75% 7/30/32	EUR	14,000	22,512

TOTAL SPAIN			2,184,100

Sweden - 0.7%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	38,095
2.5% 5/12/25	SEK	1,280,000	178,042
3.5% 3/30/39	SEK	60,000	9,564
5% 12/1/20	SEK	1,210,000	181,408

TOTAL SWEDEN			407,109

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	565,635
Thailand - 0.9%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	158,130
3.625% 6/16/23	THB	9,673,000	282,870
4.675% 6/29/44	THB	670,000	21,534
4.875% 6/22/29	THB	1,912,000	63,482

TOTAL THAILAND			526,016

Turkey - 1.5%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	13,060
8.3% 6/20/18	TRY	244,000	75,409
8.5% 7/10/19	TRY	264,000	80,500
8.5% 9/14/22	TRY	454,000	132,508
8.8% 11/14/18	TRY	717,000	222,896
8.8% 9/27/23	TRY	829,000	243,465
9% 1/27/16	TRY	362,000	118,968

TOTAL TURKEY			886,806

United Kingdom - 3.7%
United Kingdom, Great Britain and Northern Ireland:
2.75% 9/7/24	GBP	260,000	428,517
3.25% 1/22/44	GBP	206,000	360,612
4.25% 6/7/32	GBP	39,000	75,655
4.5% 9/7/34	GBP	230,000	464,051
4.5% 12/7/42	GBP	421,000	894,166

TOTAL UNITED KINGDOM			2,223,001

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $40,756,450)			37,330,298

Preferred Securities - 10.7%
France - 3.1%
BNP Paribas SA 7.375% 12/31/49 (Reg. S) (b)		600,000	608,921
Credit Agricole SA 6.625% (Reg. S) (b)(e)		1,000,000	962,706
EDF SA 5.625% (Reg. S) (b)(e)		300,000	299,728

TOTAL FRANCE			1,871,355

Netherlands - 0.5%
Volkswagen International Finance NV 2.5%(Reg. S) (b)(e)	EUR	350,000	312,189
Switzerland - 2.2%
UBS Group AG:
6.875% (Reg. S) (b)(e)		400,000	390,077
7.125% (Reg. S) (b)(e)		875,000	936,229

TOTAL SWITZERLAND			1,326,306

United Kingdom - 1.9%
Barclays Bank PLC 7.625% 11/21/22		960,000	1,102,255
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (b)(e)		837,000	832,246
6.75% (b)(e)		7,000	7,367
Wells Fargo & Co. 5.875% (b)(e)		900,000	936,977

TOTAL UNITED STATES OF AMERICA			1,776,590

TOTAL PREFERRED SECURITIES
(Cost $6,439,451)			6,388,695
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $63,524,289)			59,168,766
NET OTHER ASSETS (LIABILITIES) - 0.5%			281,594
NET ASSETS - 100%			$59,450,360

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
9 Eurex Euro-Bobl Contracts (Germany)	Dec. 2015	1,297,503	$3,809
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2015	522,072	8,303
7 Eurex Euro-OAT Index Contracts (Germany)	Dec. 2015	1,185,941	14,995
6 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	637,497	(9,467)

TOTAL PURCHASED			17,640

Sold
Bond Index Contracts
6 Eurex Euro-Bund Contracts (Germany)	Dec. 2015	1,047,160	(10,273)
2 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	360,216	(3,101)
10 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	1,689,742	(11,030)
TOTAL BOND INDEX CONTRACTS			(24,404)
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,673,547	(1,125)

TOTAL SOLD			(25,529)

TOTAL FUTURES CONTRACTS			$(7,889)

The face value of futures purchased as a percentage of Net Assets is 6.1%

The face value of futures sold as a percentage of Net Assets is 8%

Foreign Currency Contracts

11/20/15	AUD	Credit Suisse Intl.	Buy	41,000	$28,958	$(257)
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Buy	41,000	$28,958	$(257)
11/20/15	AUD	Credit Suisse Intl.	Buy	78,000	54,450	152
11/20/15	AUD	Credit Suisse Intl.	Buy	246,000	179,249	(7,043)
11/20/15	AUD	Credit Suisse Intl.	Sell	53,000	37,059	(42)
11/20/15	AUD	Goldman Sachs Bank USA	Buy	80,000	57,350	(1,348)
11/20/15	AUD	JPMorgan Chase Bank, N.A.	Buy	393,000	288,562	(13,451)
11/20/15	AUD	JPMorgan Chase Bank, N.A.	Sell	153,000	109,232	2,128
11/20/15	AUD	Morgan Stanley Cap. Group	Sell	101,000	70,672	(30)
11/20/15	CAD	Citibank, N.A.	Sell	104,000	78,329	416
11/20/15	CAD	Credit Suisse Intl.	Buy	89,000	66,983	(307)
11/20/15	CAD	Credit Suisse Intl.	Buy	96,000	72,589	(669)
11/20/15	CAD	Credit Suisse Intl.	Buy	157,000	118,765	(1,146)
11/20/15	CAD	Credit Suisse Intl.	Buy	308,000	234,897	(4,154)
11/20/15	CAD	Credit Suisse Intl.	Sell	42,000	31,475	10
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Buy	1,056,000	804,565	(13,446)
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	39,000	29,054	(163)
11/20/15	CAD	JPMorgan Chase Bank, N.A.	Sell	235,000	179,613	3,559
11/20/15	CAD	Morgan Stanley Cap. Group	Sell	123,000	92,326	178
11/20/15	CHF	Credit Suisse Intl.	Buy	62,000	64,438	(713)
11/20/15	CHF	Goldman Sachs Bank USA	Buy	60,000	61,427	242
11/20/15	CHF	Goldman Sachs Bank USA	Buy	61,000	64,061	(1,364)
11/20/15	CHF	Goldman Sachs Bank USA	Buy	62,000	63,439	285
11/20/15	CHF	Goldman Sachs Bank USA	Sell	57,000	59,871	1,286
11/20/15	CHF	Goldman Sachs Bank USA	Sell	59,000	63,560	2,919
11/20/15	CHF	Goldman Sachs Bank USA	Sell	60,000	62,963	1,294
11/20/15	CHF	JPMorgan Chase Bank, N.A.	Buy	236,000	242,073	491
11/20/15	CHF	JPMorgan Chase Bank, N.A.	Sell	32,000	32,955	65
11/20/15	CZK	Credit Suisse Intl.	Buy	5,649,000	232,090	334
11/20/15	CZK	JPMorgan Chase Bank, N.A.	Buy	448,000	18,780	(348)
11/20/15	CZK	JPMorgan Chase Bank, N.A.	Buy	1,129,000	46,794	(342)
11/20/15	DKK	Credit Suisse Intl.	Buy	245,000	36,877	(144)
11/20/15	DKK	JPMorgan Chase Bank, N.A.	Buy	214,000	33,468	(1,382)
11/20/15	EUR	Credit Suisse Intl.	Buy	66,000	72,932	874
11/20/15	EUR	Credit Suisse Intl.	Buy	80,000	89,367	94
11/20/15	EUR	Credit Suisse Intl.	Buy	528,000	590,798	(353)
11/20/15	EUR	Credit Suisse Intl.	Buy	1,642,000	1,837,083	(889)
11/20/15	EUR	Credit Suisse Intl.	Sell	26,000	29,135	60
11/20/15	EUR	Credit Suisse Intl.	Sell	34,000	38,996	975
11/20/15	EUR	Credit Suisse Intl.	Sell	37,000	41,930	554
11/20/15	EUR	Credit Suisse Intl.	Sell	71,000	80,889	1,492
11/20/15	EUR	Credit Suisse Intl.	Sell	161,000	180,756	715
11/20/15	EUR	Credit Suisse Intl.	Sell	207,000	233,250	1,769
11/20/15	EUR	Credit Suisse Intl.	Sell	464,000	519,963	1,087
11/20/15	EUR	Goldman Sachs Bank USA	Buy	47,000	53,585	(1,026)
11/20/15	EUR	Goldman Sachs Bank USA	Sell	42,000	47,177	210
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	42,000	46,858	109
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	162,000	188,969	(7,810)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	173,000	192,792	668
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	2,402,000	2,665,970	20,106
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	53,000	59,974	706
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	70,000	78,124	(155)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	116,000	130,372	653
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	553,000	625,273	6,871
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	611,000	683,256	(5)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	1,124,000	1,265,017	8,085
11/20/15	EUR	Morgan Stanley Cap. Group	Buy	270,000	302,328	(396)
11/20/15	GBP	Credit Suisse Intl.	Buy	71,000	109,166	(1,787)
11/20/15	GBP	Credit Suisse Intl.	Buy	235,000	367,888	(12,480)
11/20/15	GBP	Credit Suisse Intl.	Sell	15,000	23,041	355
11/20/15	GBP	Credit Suisse Intl.	Sell	24,000	36,580	283
11/20/15	GBP	Credit Suisse Intl.	Sell	26,000	40,553	1,231
11/20/15	GBP	Credit Suisse Intl.	Sell	63,000	95,540	260
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	21,000	33,172	(1,412)
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	21,000	31,815	56
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	77,000	117,104	651
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	285,000	447,068	16,041
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	1,247,000	1,945,415	59,486
11/20/15	GBP	Morgan Stanley Cap. Group	Sell	250,000	379,883	1,789
11/20/15	HKD	Credit Suisse Intl.	Buy	393,000	50,676	32
11/20/15	ILS	Credit Suisse Intl.	Buy	226,000	58,182	(538)
11/20/15	ILS	Credit Suisse Intl.	Sell	399,000	104,550	2,781
11/20/15	ILS	Goldman Sachs Bank USA	Buy	223,000	57,525	(646)
11/20/15	ILS	JPMorgan Chase Bank, N.A.	Sell	153,000	38,944	(80)
11/20/15	JPY	Barclays Bank PLC	Sell	142,050,000	1,180,013	(4,795)
11/20/15	JPY	Citibank, N.A.	Buy	4,300,000	35,750	116
11/20/15	JPY	Credit Suisse Intl.	Buy	4,650,000	39,104	(319)
11/20/15	JPY	Credit Suisse Intl.	Buy	8,250,000	68,967	(155)
11/20/15	JPY	Credit Suisse Intl.	Buy	20,000,000	166,510	306
11/20/15	JPY	Credit Suisse Intl.	Buy	27,800,000	231,925	(51)
11/20/15	JPY	Credit Suisse Intl.	Buy	41,000,000	341,439	533
11/20/15	JPY	Credit Suisse Intl.	Buy	58,250,000	487,122	(1,271)
11/20/15	JPY	Credit Suisse Intl.	Buy	88,650,000	716,560	22,851
11/20/15	JPY	Credit Suisse Intl.	Sell	7,300,000	60,508	(380)
11/20/15	JPY	Credit Suisse Intl.	Sell	32,050,000	264,751	(2,571)
11/20/15	JPY	Credit Suisse Intl.	Sell	34,550,000	287,771	(403)
11/20/15	JPY	Credit Suisse Intl.	Sell	56,750,000	456,978	(16,361)
11/20/15	JPY	Goldman Sachs Bank USA	Buy	96,500,000	776,572	28,313
11/20/15	JPY	Goldman Sachs Bank USA	Sell	3,800,000	31,829	134
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	2,250,000	18,778	(11)
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	7,800,000	66,546	(1,488)
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	58,100,000	482,768	1,831
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	169,200,000	1,407,939	3,322
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	463,550,000	3,733,188	133,183
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	12,700,000	106,022	94
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	300,000,000	2,435,421	(66,818)
11/20/15	KRW	Credit Suisse Intl.	Buy	69,100,000	57,704	498
11/20/15	KRW	Credit Suisse Intl.	Sell	48,100,000	40,441	(73)
11/20/15	KRW	Credit Suisse Intl.	Sell	164,100,000	138,096	(123)
11/20/15	KRW	Goldman Sachs Bank USA	Buy	47,900,000	40,388	(42)
11/20/15	KRW	JPMorgan Chase Bank, N.A.	Buy	35,300,000	29,763	(30)
11/20/15	KRW	JPMorgan Chase Bank, N.A.	Buy	220,800,000	184,716	1,261
11/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	314,100,000	263,220	(1,342)
11/20/15	KRW	Morgan Stanley Cap. Group	Sell	90,600,000	75,975	(336)
11/20/15	MXN	Credit Suisse Intl.	Buy	743,000	43,940	(166)
11/20/15	MXN	Credit Suisse Intl.	Buy	1,700,000	99,897	258
11/20/15	MXN	Credit Suisse Intl.	Buy	2,321,000	138,046	(1,305)
11/20/15	MXN	JPMorgan Chase Bank, N.A.	Buy	1,232,000	72,993	(410)
11/20/15	MXN	JPMorgan Chase Bank, N.A.	Sell	1,298,000	76,072	(399)
11/20/15	MXN	JPMorgan Chase Bank, N.A.	Sell	2,339,000	141,503	3,702
11/20/15	MXN	Morgan Stanley Cap. Group	Sell	1,007,000	59,210	(117)
11/20/15	MYR	JPMorgan Chase Bank, N.A.	Buy	165,000	39,603	(2,204)
11/20/15	NOK	JPMorgan Chase Bank, N.A.	Buy	117,000	14,226	(494)
11/20/15	NZD	Credit Suisse Intl.	Buy	33,000	21,438	(418)
11/20/15	NZD	Goldman Sachs Bank USA	Buy	89,000	56,591	100
11/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	69,000	44,995	1,044
11/20/15	PLN	Credit Suisse Intl.	Buy	155,000	40,911	(183)
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Buy	214,000	56,629	(399)
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Buy	487,000	129,813	(1,850)
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Buy	2,647,000	702,923	(7,403)
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Sell	543,000	144,185	1,508
11/20/15	PLN	Morgan Stanley Cap. Group	Sell	227,000	60,049	403
11/20/15	RUB	JPMorgan Chase Bank, N.A.	Buy	3,082,000	44,454	1,991
11/20/15	SEK	BNP Paribas	Sell	4,278,000	EUR 447,431	(11,353)
11/20/15	SEK	Credit Suisse Intl.	Buy	807,000	95,027	1,500
11/20/15	SEK	Credit Suisse Intl.	Sell	404,000	48,089	(234)
11/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	6,524,000	765,986	14,362
11/20/15	SGD	Credit Suisse Intl.	Buy	38,000	27,104	(446)
11/20/15	SGD	JPMorgan Chase Bank, N.A.	Sell	13,000	9,202	82
11/20/15	THB	JPMorgan Chase Bank, N.A.	Buy	1,528,000	42,257	(250)
11/20/15	THB	JPMorgan Chase Bank, N.A.	Sell	324,000	8,982	75
11/20/15	TRY	Credit Suisse Intl.	Buy	184,000	60,515	(635)
11/20/15	TRY	JPMorgan Chase Bank, N.A.	Buy	113,000	37,915	(1,141)
11/20/15	ZAR	Credit Suisse Intl.	Buy	1,448,000	110,327	(6,739)
11/20/15	ZAR	Credit Suisse Intl.	Sell	868,000	62,039	(57)
11/20/15	ZAR	JPMorgan Chase Bank, N.A.	Buy	585,000	43,577	(1,727)
11/20/15	ZAR	JPMorgan Chase Bank, N.A.	Sell	267,000	20,388	1,287
11/20/15	ZAR	JPMorgan Chase Bank, N.A.	Sell	1,697,000	124,512	3,111
TOTAL FOREIGN CURRENCY CONTRACTS						$154,792

* Contract Amount is stated in United States dollars unless otherwise noted.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	600,000	$1,704	$(2,385)	$(681)
Sell Protection
Italy Republic Of	Baa2	Sep. 2020	JPMorgan Chase Bank, N.A.	1%	USD	650,000	(5,338)	4,851	(487)
Volkswagen Intl Finance NV	A2	Dec. 2020	Citibank, N.A.	1%	EUR	300,000	(26,416)	16,583	(9,833)
TOTAL SELL PROTECTION							(31,754)	21,434	(10,320)

TOTAL CREDIT DEFAULT SWAPS							$(30,050)	$19,049	$(11,001)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – South African rand

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,610,098 or 2.7% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $138,636.

 (e) Security is perpetual in nature with no stated maturity date.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$396
Total	$396

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$15,449,773	$--	$15,449,773	$--
Foreign Government and Government Agency Obligations	37,330,298	--	37,330,298	--
Preferred Securities	6,388,695	--	6,388,695	--
Total Investments in Securities:	$59,168,766	$--	$59,168,766	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$363,217	$--	$363,217	$--
Futures Contracts	27,107	27,107	--	--
Swaps	1,704	--	1,704	--
Total Assets	$392,028	$27,107	$364,921	$--
Liabilities
Foreign Currency Contracts	$(208,425)	$--	$(208,425)	$--
Futures Contracts	(34,996)	(34,996)	--	--
Swaps	(31,754)	--	(31,754)	--
Total Liabilities	$(275,175)	$(34,996)	$(240,179)	$--
Total Derivative Instruments:	$116,853	$(7,889)	$124,742	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $63,687,121. Net unrealized depreciation aggregated $4,518,355, of which $495,275 related to appreciated investment securities and $5,013,630 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2015

1.807735.111
LIM-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	2,800	2,827
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	2,300	2,315

TOTAL ALABAMA		5,142

Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	$7,000	$7,320
5% 10/1/17 (FSA Insured)	10,000	10,817
5% 10/1/18 (FSA Insured)	2,500	2,787
5.25% 10/1/20 (FSA Insured)	6,695	7,689
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,779
6% 1/1/27	1,400	1,540
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	17,138
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,445
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,481
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,416
5% 7/1/28	7,470	8,723
5% 7/1/29	8,140	9,431
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,186
5% 7/1/25 (FSA Insured)	2,125	2,563
5% 7/1/26 (FSA Insured)	3,670	4,357
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,228
Series 2011 C, 5% 7/1/21	1,000	1,189
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,538
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.6%, tender 11/2/15 (b)(c)	12,500	12,500
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,502
5% 7/1/25	2,000	2,327
Series 2012 A:
5% 7/1/22	500	599
5% 7/1/23	1,100	1,321
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	673

TOTAL ARIZONA		125,549

California - 9.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,975
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,629
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (b)	6,800	6,871
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	6,050
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,607
5% 12/1/29	4,865	5,685
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,151
5% 7/1/18 (Escrowed to Maturity)	3,480	3,887
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,616
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,045
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	2,200	2,244
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,653
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,246
6% 3/1/33	12,375	14,863
6% 4/1/38	7,500	8,743
6% 11/1/39	35,800	42,672
6.5% 4/1/33	150	179
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	117
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,202
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,787
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (b)	4,500	4,545
Series 2011 D, 5% 8/15/35	3,000	3,398
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 11/2/15 (b)(c)(d)	36,700	36,700
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,195
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,195
5% 11/1/24	1,000	1,194
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,788
5.25% 10/1/25	4,000	4,770
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,652
Series 2012 A:
5% 4/1/22	2,100	2,503
5% 4/1/23	5,000	5,932
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,807
5% 12/1/21	2,500	2,972
Series 2005 K, 5% 11/1/16	7,195	7,220
Series 2009 G1, 5.75% 10/1/30	2,100	2,455
Series 2009 I, 6.125% 11/1/29	1,300	1,547
Series 2010 A, 5.75% 3/1/30	4,100	4,802
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,803
5.75% 11/1/28	5,000	5,793
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	700
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.502%, tender 12/12/15 (b)	14,800	14,800
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,005
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,485
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,654
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,755
Series 2010 C, 5.25% 8/1/39	3,700	4,270
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,430
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,878
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,736
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,569
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,229
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,052
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,605
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,170
5% 7/1/23	3,800	4,411
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,354
5% 7/1/20	2,000	2,268
5% 7/1/21	1,500	1,695
5% 7/1/22	2,250	2,538
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,731
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,642
Series 2013, 6.25% 8/1/28	1,860	2,243
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,154
5% 8/1/28	1,000	1,152
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,818
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,913
Poway Unified School District Series B:
0% 8/1/36	12,950	5,232
0% 8/1/37	16,850	6,463
0% 8/1/38	4,650	1,692
0% 8/1/40	2,240	737
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,310
5% 9/1/28	1,600	1,771
5% 9/1/32	1,685	1,826
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,038
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	817
5.25% 7/1/21	700	829
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,063
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,578
5.25% 8/1/26	2,200	2,473
5.5% 8/1/20	2,000	2,294
Series 2009 B, 5% 8/1/18	7,355	8,057
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,431
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,684
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,290
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,224
0% 7/1/39	7,200	2,586
0% 7/1/46	20,405	5,134
0% 7/1/47	13,000	3,117
Series 2008 E, 0% 7/1/49	4,500	1,052
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,670
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,686
0% 8/1/37	2,000	827
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,480
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,749
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,491
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,184
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,801
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	351
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,985
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,050
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,250

TOTAL CALIFORNIA		500,553

Colorado - 0.5%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,003
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,405
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,622
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,089
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	5,822
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,325
E-470 Pub. Hwy. Auth. Rev. Series 2010 A:
0% 9/1/35	2,000	871
0% 9/1/37	3,000	1,181
0% 9/1/38	3,760	1,409

TOTAL COLORADO		25,727

Connecticut - 1.5%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,940	16,125
Series 2012 C, 5% 6/1/16	12,230	12,610
Series 2012 E, 5% 9/15/23	3,000	3,555
Series 2013 A:
0.25% 3/1/16 (b)	1,400	1,401
0.36% 3/1/17 (b)	1,600	1,597
Series 2014 C, 5% 12/15/16	20,600	21,733
Series 2014 D, 2% 6/15/16	4,400	4,453
Series 2014 E, 4% 9/1/16	15,000	15,504
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,173

TOTAL CONNECTICUT		82,151

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,537
5% 1/1/24	1,270	1,524
5% 1/1/25	2,750	3,266

TOTAL DELAWARE, NEW JERSEY		8,327

District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,257
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,649

TOTAL DISTRICT OF COLUMBIA		15,906

Florida - 13.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,876
5% 7/1/30	7,455	8,513
Series 2015 C, 5% 7/1/24	3,000	3,596
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,657
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,255
Series 2012 A:
5% 7/1/21	5,380	6,318
5% 7/1/22	5,000	5,924
5% 7/1/25	5,635	6,511
5% 7/1/26	24,585	28,177
Series 2015 A:
5% 7/1/26	11,500	13,773
5% 7/1/27	9,165	10,873
5% 7/1/28	4,000	4,704
Series 2015 B:
5% 7/1/25	2,160	2,614
5% 7/1/26	11,670	13,977
5% 7/1/27	7,900	9,372
5% 7/1/28	13,510	15,889
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,180
Series 2011 A1, 5% 6/1/18	2,000	2,204
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,390
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,544
5% 12/1/23	2,245	2,646
5% 12/1/24	2,365	2,786
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,161
5% 7/1/28	1,000	1,169
5% 7/1/30	6,630	7,615
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,666
Series 2009 A, 5% 6/1/16	2,000	2,063
Series 2009 C, 5% 6/1/16	3,900	4,023
Series 2009 D, 5% 6/1/21	2,780	3,181
Series 2011 A, 5% 6/1/16	6,100	6,288
Series 2011 C:
5% 6/1/20	12,380	14,443
5% 6/1/22	10,000	11,861
Series 2011 E, 5% 6/1/24	5,000	5,860
Series 2012 C, 5% 6/1/16	5,600	5,776
Series A, 5.5% 6/1/38	1,800	1,999
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,477
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,549
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,676
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,088
5% 10/1/28	5,000	5,632
5% 10/1/29	2,725	3,048
5% 10/1/30	2,475	2,748
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,355
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,379
Series 2015 B:
5% 10/1/24	1,000	1,204
5% 10/1/27	1,500	1,784
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,439
5% 6/1/35	2,500	2,705
5% 6/1/46	2,340	2,478
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,826
5% 11/15/18	2,000	2,233
Series 2008 B, 6% 11/15/37	12,000	13,859
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	151
5% 11/15/17 (Pre-Refunded to 11/16/15 @ 100)	1,050	1,056
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,561
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,152
5% 7/1/25	2,000	2,376
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,129
5% 9/1/22	2,270	2,603
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,753
5% 10/1/23	5,320	6,364
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,405
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,016
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,056
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,179
5% 6/1/26 (FSA Insured)	1,800	2,102
5% 6/1/28 (FSA Insured)	500	579
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,135
5% 11/15/22	500	572
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,179
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,371
Series 2012 A:
5% 10/1/22 (c)	3,000	3,499
5% 10/1/24 (c)	10,000	11,525
5% 10/1/24	2,165	2,543
Series 2014 A:
5% 10/1/27 (c)	1,325	1,511
5% 10/1/29 (c)	2,805	3,152
5% 10/1/33 (c)	5,600	6,170
5% 10/1/37	7,400	8,256
Series 2015 A, 5% 10/1/35 (c)	2,500	2,727
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,648
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,278
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,874
Series 2014 A, 5% 7/1/44	2,900	3,168
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,842
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,337
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,911
5% 11/1/25	12,235	14,518
5% 11/1/26	7,950	9,350
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,968
Series 2015 B, 5% 5/1/28	13,690	15,756
Series 2016 A:
5% 8/1/27 (e)	7,560	8,736
5% 5/1/31 (e)	19,770	22,231
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,471
5% 7/1/42	1,675	1,850
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,989
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,424
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,211
5.75% 10/1/43	535	585
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,506
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,149
Series 2012 A, 5% 10/1/42	12,650	13,264
Series 2012 B, 5% 10/1/42	5,200	5,452
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,547
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,684
Series 2015 C, 5% 8/1/29	7,000	8,229
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,323
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,724
5% 10/1/20	3,500	4,096
Series 2012 A:
5% 10/1/23	1,700	2,057
5% 10/1/25	900	1,106
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,868
Series 2015 B:
5% 8/1/25	1,625	1,964
5% 8/1/27	8,285	9,840
5% 8/1/28	5,485	6,458
Series 2015 D:
5% 8/1/26	24,065	28,812
5% 8/1/27	10,910	12,958
5% 8/1/28	3,730	4,392
5% 8/1/26	10,460	12,523
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,944
Series 2011, 5% 10/1/24	8,600	10,280
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,724
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,327
5% 7/1/27	4,255	4,915
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,043
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,800	1,897
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,718
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,421
5% 10/1/18 (FSA Insured) (c)	10,515	11,613
5% 10/1/19 (FSA Insured) (c)	5,965	6,726
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,176

TOTAL FLORIDA		751,369

Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,202
5% 11/1/29	2,500	2,959
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,340
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,388
6.125% 9/1/40	7,190	7,797
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,767
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,010
5% 11/1/18	6,000	6,699
5% 11/1/19	3,000	3,407
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	31,712
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,227
5.25% 1/1/20	1,625	1,887
Series 2008 D, 5.75% 1/1/19	11,500	12,985
Series 2009 B, 5% 1/1/16	2,500	2,529
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	736
Series 2011 A, 5% 1/1/21	9,000	10,507
Series GG:
5% 1/1/22	3,000	3,550
5% 1/1/24	3,625	4,295
5% 1/1/25	1,250	1,468
5% 1/1/26	5,000	5,859
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,683
Series Q, 5% 10/1/22	2,000	2,331
Series S:
5% 10/1/22	1,275	1,486
5% 10/1/24	2,425	2,854
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,117
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,150

TOTAL GEORGIA		156,945

Hawaii - 0.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,053
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,093
6.75% 11/1/37	2,600	2,965
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,866

TOTAL IDAHO		7,924

Illinois - 13.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,144
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	964
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,610
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,758
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,203
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,368
Series 2010 F:
5% 12/1/20	1,060	1,035
5% 12/1/31	20,065	17,517
Series 2011 A, 5.5% 12/1/39	5,900	5,244
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,989
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,795
(City Colleges Proj.) Series 1999:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,322
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,592
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	191
Series 2008 C, 5% 1/1/34	1,300	1,243
Series 2009 A, 5% 1/1/22	1,480	1,484
Series 2012 A:
5% 1/1/33	5,000	4,804
5% 1/1/34	2,090	1,998
Series 2012 C:
5% 1/1/23	4,115	4,107
5% 1/1/25	1,000	989
5% 1/1/26	1,310	1,292
5% 1/1/27	3,085	3,038
5.25% 1/1/29	12,100	11,974
5.25% 1/1/30	17,000	16,781
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,500	6,985
Series 2014 B:
5% 1/1/19	350	391
5% 1/1/22	1,000	1,168
5% 1/1/24	3,330	3,933
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Series 2010 D:
5.25% 1/1/18 (c)	750	809
5.25% 1/1/19 (c)	5,125	5,641
Series 2011 B, 5% 1/1/20	4,430	5,004
Series 2011 C, 6.5% 1/1/41	14,475	17,207
Series 2012 A, 5% 1/1/22	1,750	2,027
Series 2012 B, 5% 1/1/22 (c)	7,000	7,880
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,460
5% 1/1/23	3,400	3,691
5% 1/1/24	2,000	2,161
5.25% 1/1/37	3,385	3,576
5.25% 1/1/40	1,575	1,661
Series 2014 D, 4% 1/1/19	2,000	2,123
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,425
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,814
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,900
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	784
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,399
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,413
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,114
5% 12/15/24	1,000	1,108
Series 2012 C, 5% 12/15/25	2,120	2,333
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,259
Series 2010 G, 5% 11/15/25	2,940	3,108
Series 2011 A, 5.25% 11/15/24	1,500	1,635
Series 2012 C:
5% 11/15/22	2,000	2,197
5% 11/15/23	4,980	5,417
5% 11/15/24	18,655	20,171
5% 11/15/25 (FSA Insured)	520	567
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,879
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,647
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	859
Series 2006, 5.25% 5/1/24	2,420	2,478
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,609
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	24,509
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,434
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	3,055
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,816
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,459
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,255
5% 5/15/19	3,940	4,438
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,407
6.25% 5/1/21	6,395	7,485
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,943
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,600
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,373
Bonds Series E, 5%, tender 5/1/17 (b)	2,000	2,133
Series 2008 A, 5.625% 1/1/37	21,070	22,480
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,985
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	395
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,755
Series 2010 A:
5.5% 8/15/24	2,145	2,393
5.75% 8/15/29	1,440	1,595
Series 2012 A, 5% 5/15/23	1,480	1,707
Series 2012:
5% 9/1/32	8,100	8,726
5% 9/1/38	10,910	11,616
5% 11/15/43	3,265	3,471
Series 2013:
5% 11/15/26	2,675	3,037
5% 11/15/29	805	899
5% 5/15/43	7,800	8,075
Series 2015 A:
5% 11/15/27	1,045	1,203
5% 11/15/28	1,250	1,429
5% 11/15/29	1,885	2,141
5% 11/15/32	3,475	3,878
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	5	5
5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	2,810	2,810
5% 11/15/21	400	467
5% 11/15/26	3,025	3,549
5% 8/15/35	4,300	4,629
5% 8/15/44	28,300	29,924
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,171
5% 1/1/19	3,200	3,431
Series 2010:
5% 1/1/16 (FSA Insured)	4,300	4,343
5% 1/1/21 (FSA Insured)	12,000	12,909
Series 2012 A, 5% 1/1/33	3,600	3,669
Series 2012:
5% 8/1/19	4,475	4,829
5% 3/1/20	3,280	3,550
5% 3/1/21	2,750	2,980
5% 8/1/21	1,600	1,734
5% 3/1/22	5,000	5,418
5% 8/1/22	6,600	7,154
5% 8/1/23	3,400	3,695
Series 2013, 5.5% 7/1/38	4,000	4,221
Series 2014, 5.25% 2/1/31	8,000	8,424
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,672
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,322
Series 2013, 5% 6/15/25	13,360	15,471
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,381
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	35,867
Series 2015 A, 5% 1/1/40	12,700	14,006
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,744
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,030
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,758
0% 12/1/18 (Escrowed to Maturity)	595	574
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	860
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,263
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,651
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C, 0% 12/1/15 (FSA Insured)	3,810	3,803
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,065
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,776
5% 2/1/27	6,000	7,180
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,244
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,814
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,143
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,788
0% 6/15/44 (FSA Insured)	37,400	8,478
0% 6/15/47 (FSA Insured)	3,755	722
Series 2012 B, 0% 12/15/51	48,500	6,342
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,139
0% 6/15/16 (Escrowed to Maturity)	1,050	1,048
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/16 @ 100)	2,500	2,477
0% 6/15/17 (Escrowed to Maturity)	1,175	1,162
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/17 @ 100)	2,065	2,009
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	452
5% 10/1/17 (Escrowed to Maturity)	580	631
5% 10/1/19	630	683
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	919
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,103
Series 2013:
6% 10/1/42	3,900	4,504
6.25% 10/1/38	3,900	4,452
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	990
0% 11/1/16 (FSA Insured)	3,005	2,972
0% 11/1/17 (FSA Insured)	1,300	1,266

TOTAL ILLINOIS		756,652

Indiana - 3.3%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,645
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,080
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	2,095	2,150
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,787
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,650
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.6%, tender 12/1/15 (b)(c)	6,000	6,000
Series A, 0.6%, tender 12/1/15 (b)(c)	1,000	1,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,630
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,681
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (c)	1,160	1,328
5.25% 9/1/27 (c)	700	790
(State Revolving Fund Prog.) Series 2010 A, 4% 2/1/16	1,460	1,478
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,331
5% 12/1/17	855	929
Series 2012:
5% 3/1/22	1,000	1,149
5% 3/1/23	1,500	1,733
5% 3/1/30	1,050	1,162
5% 3/1/41	5,310	5,703
Series 2015, 5% 3/1/36	8,300	9,081
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,547
Series 2015 A:
5% 10/1/26	2,475	2,955
5% 10/1/28	1,180	1,385
Series 2011 A, 5.25% 10/1/24	4,025	4,755
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,095
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,971
Series 2001 A1, 0.3%, tender 2/3/16 (b)	40,465	40,490
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,168
5% 1/1/25	1,000	1,164
5% 1/1/26	2,745	3,177
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,953
0% 12/1/17 (AMBAC Insured)	1,470	1,434
0% 6/1/18 (AMBAC Insured)	1,740	1,679
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,573
5% 10/1/21	5,500	6,413
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,614
5% 7/15/22	1,000	1,187
5% 7/15/23	2,700	3,198
5% 7/15/24	4,185	4,920
5% 7/15/25	4,330	5,052
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,443

TOTAL INDIANA		179,480

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,786
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,216

TOTAL IOWA		5,002

Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	326
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,245
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,133
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,499
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,462
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,192
5% 9/1/24	4,415	5,123
Series 2012 B, 5% 9/1/24	1,500	1,741

TOTAL KANSAS		19,721

Kentucky - 1.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,349
Series 2010 A, 6% 6/1/30	1,750	1,981
Series 2015 A:
5% 6/1/25	1,775	1,996
5% 6/1/26	1,870	2,080
5% 6/1/27	1,965	2,171
5% 6/1/28	2,065	2,265
5% 6/1/29	2,170	2,366
5% 6/1/30	2,280	2,472
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,512
(#90 Proj.) 5.75% 11/1/23	12,000	13,658
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,863
5.75% 10/1/38	6,430	7,426
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	26,246
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (b)	3,050	3,057

TOTAL KENTUCKY		76,442

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,878
5% 6/1/18	4,000	4,404
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.608%, tender 5/1/17 (b)	30,000	30,012
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,050
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,521
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (c)	2,500	2,904
5% 1/1/25 (c)	2,000	2,340
5% 1/1/27 (c)	2,250	2,581
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,753
Series 2012, 5% 12/1/20	3,200	3,692
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,435

TOTAL LOUISIANA		78,570

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,657
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,249
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,129
Series 2014, 5% 7/1/16	4,340	4,492
Series 2015:
5% 7/1/25	2,295	2,833
5% 7/1/27	2,000	2,407

TOTAL MAINE		18,767

Maryland - 1.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,638
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,626
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,215
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,276
5% 7/1/18	2,500	2,762
Series 2010, 5.125% 7/1/39	3,600	3,916
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	845	893
Bonds:
Series 2012 C, 0.962%, tender 11/15/17 (b)	14,700	14,742
Series 2013 A:
0.712%, tender 5/15/18 (b)	5,500	5,485
0.732%, tender 5/15/18 (b)	8,400	8,370
Series 2010, 5.625% 7/1/30	2,400	2,567
Series 2013 A:
5% 7/1/24	1,245	1,441
5% 7/1/25	1,060	1,219
Series 2015:
5% 7/1/27	1,000	1,137
5% 7/1/28	1,300	1,467
5% 7/1/29	2,200	2,461
5% 7/1/31	1,000	1,104
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,704
Series 2009 A, 5% 11/1/16	15,570	16,353

TOTAL MARYLAND		88,376

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,943
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,101
Bonds Series 2013 U-6E, 0.57%, tender 9/30/16 (b)	7,100	7,103
Series 2013 A, 6.25% 11/15/28 (d)	5,000	5,447
Series 2015 D, 5% 7/1/44	4,855	5,175
Series 2015 H1, 4% 7/1/17	3,770	3,981
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,410
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,985
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,575
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,333
Series 2011 A, 5% 4/1/23	10,000	11,849
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,151
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,536
5% 7/1/21	4,700	5,357
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (c)	4,040	4,055
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,533

TOTAL MASSACHUSETTS		91,534

Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,092
Series 2006 D, 0.79% 7/1/32 (b)	5,520	4,873
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/15	665	670
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,179
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,161
5% 11/15/21	650	766
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,721
5% 6/1/27	2,300	2,517
5% 6/1/39	4,930	5,347
Series 2012 B, 5% 7/1/22	2,900	3,000
Series 2012:
5% 11/15/36	7,100	7,737
5% 11/15/42	1,560	1,683
Series 2013:
5% 8/15/28	5,585	6,303
5% 8/15/29	2,000	2,242
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,032
Bonds Series 1999 B3, 0.3%, tender 2/3/16 (b)	37,635	37,644
Series 2008 A1:
6.5% 12/1/33	1,135	1,302
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	5,124
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,656
Series 2014, 5% 11/15/16	5,000	5,256
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,242
Series 2014 D:
5% 9/1/22	1,000	1,174
5% 9/1/24	2,000	2,360

TOTAL MICHIGAN		113,081

Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,274
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,731
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,391
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,724
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,157
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,610
5% 1/1/20	4,500	5,138
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,547
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,671
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,577

TOTAL MINNESOTA		44,820

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.55% 9/1/17 (b)	3,415	3,416
Missouri - 0.0%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,076
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	887
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371

TOTAL MISSOURI		2,334

Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,171
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,672
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,740

TOTAL NEBRASKA		5,583

Nevada - 0.7%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (b)	12,000	12,008
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,604
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,768
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,194
5% 6/1/23	2,000	2,383
5% 6/1/24	2,000	2,369
5% 6/1/25	1,050	1,246
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,652
Series 2013 D1, 5% 3/1/25	2,825	3,386
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,083

TOTAL NEVADA		35,693

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,912
Series 2012:
4% 7/1/22	1,350	1,401
5% 7/1/26	1,280	1,398
Series 2013 A, 5% 10/1/43	2,430	2,603
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,658
5% 2/1/23	2,215	2,589
5% 2/1/24	1,775	2,062

TOTAL NEW HAMPSHIRE		17,623

New Jersey - 2.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,281
5% 2/15/25	1,000	1,133
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,309
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,108
5.25% 6/15/21	4,500	4,907
5.25% 6/15/22	10,585	11,477
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,141
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,137
Series 2013:
5% 3/1/23	9,300	9,854
5% 3/1/24	12,800	13,521
5% 3/1/25	1,400	1,473
Series 2015 XX, 5% 6/15/26	20,000	20,921
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,265
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,085
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	335	340
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,283
Series 2012 AA:
5% 6/15/23	7,500	8,069
5% 6/15/24	12,000	12,843
Series 2014 AA:
5% 6/15/25	12,500	13,166
5% 6/15/26	7,500	7,849
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,738

TOTAL NEW JERSEY		160,900

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (b)	11,810	11,828
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	3,000	3,093
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,122

TOTAL NEW MEXICO		18,043

New York - 6.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,206
5.75% 7/1/40	1,000	1,143
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,877
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	191
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,877
Series 2014 J, 3% 8/1/16	10,100	10,327
Series 2014 K, 3% 8/1/16	5,045	5,158
Series 2015 A, 3% 8/1/16	47,530	48,599
Series 2015 B, 3% 8/1/16	10,100	10,327
Series J7, 0.49% 8/1/21 (b)	4,000	3,968
Series J8, 0.4% 8/1/21 (b)	4,900	4,891
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,514
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	916
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,894
Series 2009 S2, 6% 7/15/38	7,000	7,950
Series 2009 S3:
5.25% 1/15/34	17,500	19,645
5.25% 1/15/39	2,600	2,903
Series 2009 S4, 5.75% 1/15/39	6,400	7,313
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,632
5% 2/1/21	3,510	4,134
Series 2010 B, 5% 11/1/20	37,195	42,860
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	156
Series 2012 A, 5% 11/1/21	5,460	6,502
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,897
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,981
Series 2009 A, 5% 3/15/19	11,040	12,527
Series 2010 A:
5% 2/15/19	1,000	1,132
5% 2/15/20	2,995	3,472
5% 2/15/20 (Escrowed to Maturity)	5	6
Series 2013 A, 5% 2/15/16	6,600	6,716
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	689
Series 2009 A:
5% 7/1/20	5,000	5,693
5% 7/1/21	12,335	14,039
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	15,057
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.662%, tender 11/1/15 (b)	15,400	15,400
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,137
Series 2008 C, 6.5% 11/15/28	11,300	13,218
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,532
Series 2011 A, 5% 4/1/19	2,000	2,270
Series 2011 A1, 5% 4/1/20	2,220	2,576
Series 2011 A2, 5% 4/1/21	2,000	2,365
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,926
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,531
Series 2013 B, 5% 6/1/21	4,000	4,123
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,658
5% 11/15/24	4,000	4,851
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,135	4,230

TOTAL NEW YORK		380,009

North Carolina - 1.1%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,389
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,705
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/16 (Escrowed to Maturity)	3,000	3,035
5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,378
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,642
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,292
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	520
5% 10/1/18	810	877
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,857
5% 6/1/22	4,000	4,550
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,872
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.582%, tender 12/1/15 (b)	12,900	12,900
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,388

TOTAL NORTH CAROLINA		61,405

Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,344
5% 2/15/23	2,175	2,526
Series 2012:
5% 2/15/21	1,500	1,739
5% 2/15/24	2,000	2,315
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,969
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,392
5% 6/1/17	3,780	4,026
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,457
5% 1/1/27	1,500	1,739
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,441
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,719
5% 6/15/26	2,590	2,830
5% 6/15/27	2,720	2,962
5% 6/15/28	2,855	3,072
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,591
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,642
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,315
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,600
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,547
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,698
5% 10/1/22	2,000	2,290
5% 10/1/23	3,000	3,433
Ohio Gen. Oblig. Series 2013 B, 4% 6/15/16	2,860	2,935
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,245
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,463
Series 2013 A2, 0.32% 1/1/16 (b)	1,615	1,615
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,571
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,066
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,802

TOTAL OHIO		93,344

Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,430
5% 6/1/28	1,500	1,777
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,165
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,550
Series 2015:
5% 10/1/25	1,050	1,259
5% 10/1/26	1,500	1,773
5% 10/1/27	1,190	1,393
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,617
5% 2/15/42	7,185	7,812
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,527
5% 1/1/22 (FSA Insured)	12,455	14,063
Series 2014 A:
5% 1/1/26	1,700	2,028
5% 1/1/27	6,000	7,116
5% 1/1/28	2,000	2,356
5% 1/1/29	1,570	1,837
Series 2014 B, 5% 1/1/27	2,145	2,544

TOTAL OKLAHOMA		57,247

Oregon - 0.5%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,494
Series 2014 B, 5% 10/1/16	4,690	4,907
Series 2015 A, 5% 6/1/17	14,470	15,540

TOTAL OREGON		27,941

Pennsylvania - 5.5%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (b)	18,000	18,130
Series 2006 B, 3.5%, tender 6/1/20 (b)	21,000	21,152
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 9/1/22 @ 100)	2,400	2,710
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,227
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,112
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,815
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,547
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,972
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,710
Series 2009 A, 5% 6/1/17	2,925	3,127
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,547
5% 3/1/22	2,000	2,301
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,168
Series 2012 B:
5% 7/1/21	8,000	8,727
5% 7/1/22	6,000	6,212
5% 1/1/23	3,000	3,034
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,857
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,422
Series 2010 A3, 5% 7/15/16	4,910	5,091
Series 2011:
5% 7/1/16	6,695	6,931
5% 7/1/21	2,100	2,454
Series 2012, 5% 7/1/16	19,100	19,768
Series 2013 1, 5% 4/1/16	3,400	3,482
Series 2013, 5% 10/15/27	10,000	11,705
Series 2015 1, 5% 3/15/29	15,000	17,424
5% 7/1/17	5,000	5,377
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,403
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,356
Series 2009 B, 5% 12/1/16	12,500	13,138
Series 2013 A, 0.62% 12/1/17 (b)	7,600	7,571
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,265
0% 12/1/33 (a)	1,250	1,240
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,802
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,633
Series 2015 B:
5% 8/1/27	3,000	3,479
5% 8/1/29	10,465	11,937
5% 8/1/30	11,025	12,477
5% 8/1/31	11,615	13,062
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,932
5% 9/1/21	6,000	6,712
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,708
5% 9/1/20 (FSA Insured)	1,000	1,157
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,148
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,935
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,272
5% 4/1/24	1,365	1,535
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	3,992

TOTAL PENNSYLVANIA		300,756

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,680
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	1,997
5% 6/1/28	2,400	2,581

TOTAL RHODE ISLAND		14,258

South Carolina - 2.6%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,370
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,626
5% 12/1/29	3,250	3,715
Series 2006:
5% 12/1/15 (Escrowed to Maturity)	750	756
5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,149
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,066
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,250
Series 2011 B, 5% 12/1/20	2,275	2,655
Series 2012 B, 5% 12/1/19	7,200	8,262
Series 2012 C, 5% 12/1/20	7,500	8,753
Series 2013 E, 5.5% 12/1/53	6,485	7,204
Series 2014 A:
5% 12/1/49	7,500	8,044
5.5% 12/1/54	17,800	19,750
Series 2014 C:
5% 12/1/25	4,000	4,821
5% 12/1/26	4,000	4,781
5% 12/1/27	3,100	3,669
5% 12/1/46	3,500	3,814
Series 2015 C, 5% 12/1/20 (e)	42,000	49,021
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,071

TOTAL SOUTH CAROLINA		140,777

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	393
5.25% 11/1/18	1,000	1,129
Series 2014 B:
5% 11/1/24	1,235	1,486
5% 11/1/25	1,210	1,437
5% 11/1/26	200	235

TOTAL SOUTH DAKOTA		4,680

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,030
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,854
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,843
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,310
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,198
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,857

TOTAL TENNESSEE		18,092

Texas - 9.8%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,898
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,770	3,178
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,411
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,150
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,770
6% 1/1/18	1,000	1,047
6% 1/1/19	1,335	1,400
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,785
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,876
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,497
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,171
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,389
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,028
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,278
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,098
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,199
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,637
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,419
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,020
5% 11/1/16	3,000	3,144
5% 11/1/19	1,000	1,146
5% 11/1/21	1,500	1,574
Series 2014 B:
5% 11/1/26 (c)	3,005	3,451
5% 11/1/27 (c)	1,280	1,455
5% 11/1/28 (c)	2,845	3,209
5% 11/1/30 (c)	5,435	6,039
5% 11/1/31 (c)	11,485	12,669
5% 11/1/32 (c)	14,530	15,961
5% 11/1/33 (c)	10,000	10,945
5% 11/1/34 (c)	2,365	2,575
Dallas Independent School District:
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,473
Series 2014 A, 4% 8/15/16	11,900	12,287
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,134
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,921
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	193
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,269
5.25% 10/1/51	2,500	2,793
5.5% 4/1/53	5,900	6,429
Series 2013 C, 5.125% 10/1/43	2,500	2,678
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,137
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,162
Series 2012 C:
5% 8/15/24	1,075	1,282
5% 8/15/25	3,860	4,588
Series 2014 A, 5% 10/1/16	7,580	7,935
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,873
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	9,103
Series 2012 A, 5% 7/1/23 (c)	2,400	2,760
Series A, 5.5% 7/1/39	6,000	6,564
Houston Independent School District Series 2005 A, 0% 2/15/16	6,395	6,392
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.62%, tender 8/1/16 (b)	10,300	10,300
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,727
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,249
0% 2/15/17	1,400	1,389
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,034
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,007
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,557
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	17,413
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,456
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,400	1,612
5% 11/1/31 (c)	3,160	3,617
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,198
5% 5/15/27	3,000	3,520
5% 5/15/28	2,930	3,408
5% 5/15/29	8,500	9,803
Series 2015 D:
5% 5/15/22	850	1,002
5% 5/15/23	700	833
5% 5/15/24	1,220	1,465
5% 5/15/26	1,400	1,653
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,083
Mansfield Independent School District 5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,336
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	181
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,318
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,136
4% 12/15/24	1,825	2,017
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,891
6% 9/1/41	1,000	1,212
Series 2014 A, 5% 1/1/24	5,000	5,954
Series 2015 B:
5% 1/1/29	10,000	11,516
5% 1/1/30	5,000	5,698
6% 1/1/23	275	304
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,148
Pharr San Juan Alamo Independent School District 5% 2/1/16	2,265	2,301
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,256
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	944
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	762
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,989
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,465	1,492
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,362
San Antonio Elec. & Gas Sys. Rev.:
Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	4,400	4,469
Series 2012, 5.25% 2/1/25	3,200	4,015
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,675
5% 9/15/24	7,490	8,839
5% 9/15/25	9,295	10,949
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,225
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,484
5% 10/1/20	2,180	2,512
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,683
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/15 (Escrowed to Maturity)	1,880	1,890
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,182
5% 8/15/26	1,530	1,787
5% 8/15/28	1,620	1,861
5% 8/15/33	3,800	4,252
5.5% 9/1/43	5,350	5,977
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,040	2,337
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	3,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,995
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	9,183
Series 2009 A, 5% 10/1/16	4,400	4,606
Series 2011 A:
5% 8/1/19 (c)	1,545	1,766
5% 8/1/21 (c)	1,530	1,805
Series 2011 C:
5% 8/1/20 (c)	1,625	1,888
5% 8/1/21 (c)	1,460	1,722
Series 2014, 5% 10/1/16	13,700	14,341
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	314
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,206
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16 (Escrowed to Maturity)	10	10
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,190	8,135
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	16,000	19,763
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,700	2,819
4% 7/1/18	2,800	2,825
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (b)	14,300	16,278
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,559
Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,662
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,455
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,081
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,928
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,069
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	8,014
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,820
4.75% 8/15/27	2,480	2,608
Waller Independent School District:
5.5% 2/15/26	3,220	3,549
5.5% 2/15/33	4,160	4,546
5.5% 2/15/37	4,820	5,246
Wylie Independent School District 0% 8/15/20	10	8

TOTAL TEXAS		540,956

Utah - 0.5%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,406
5% 8/15/18	2,500	2,778
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,494
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,457
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,739

TOTAL UTAH		26,874

Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	1,000	1,007
Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,147
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,455
5% 6/15/29	1,425	1,568
5% 6/15/33	1,520	1,631
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,882
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,442
Series 2014 C, 5% 8/1/16	34,625	35,981
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,384
Series Xll, 5% 4/15/16	5,100	5,230
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	7,850
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,271
5% 1/1/33	2,590	2,927

TOTAL VIRGINIA		70,768

Washington - 1.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,770
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,641
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,801
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,429
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,193
5% 1/1/23	1,000	1,194
5% 1/1/24	2,330	2,782
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,727
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,475
Series 2009, 5.25% 1/1/42	1,900	2,123
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	1,049
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,410
5% 12/1/19	1,385	1,554
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,294
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,601
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,532
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,826
Series 2015, 5% 1/1/29	1,300	1,460

TOTAL WASHINGTON		67,861

West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,094
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,554

TOTAL WEST VIRGINIA		2,648

Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	2,978
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,230
Series 2014 B, 5% 5/1/16	3,300	3,391
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,765	10,548
5% 11/15/27	6,710	7,802
Series 2014:
5% 5/1/26	835	913
5% 5/1/28	1,800	1,955
5% 5/1/29	890	963
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,029
5.75% 7/1/30	2,000	2,307
Series 2013 B:
5% 7/1/25	1,000	1,155
5% 7/1/36	6,985	7,576
Series 2012:
5% 6/1/27	1,800	2,055
5% 6/1/32	1,025	1,132
5% 8/15/32	1,650	1,831
5% 6/1/39	2,415	2,594

TOTAL WISCONSIN		50,459

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,317
TOTAL MUNICIPAL BONDS
(Cost $5,046,294)		5,266,082

Municipal Notes - 1.5%
Connecticut - 0.5%
Hartford Gen. Oblig. BAN 2% 10/27/15	21,230	$21,256
New London BAN 2% 3/24/16	4,300	4,334

TOTAL CONNECTICUT		25,590

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	11,105	11,859
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 10/7/15, VRDN (b)	5,600	5,600
Series 2010 B1, 0.3% 10/7/15, VRDN (b)	4,700	4,700

TOTAL LOUISIANA		10,300

New Jersey - 0.3%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	14,100	14,124
New York - 0.2%
Rockland County Gen. Oblig. TAN 2% 3/16/16	13,200	13,285
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.34% 10/7/15, VRDN (b)(c)	7,800	7,800
TOTAL MUNICIPAL NOTES
(Cost $82,955)		82,958
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $5,129,249)		5,349,040
NET OTHER ASSETS (LIABILITIES) - 2.6%		143,460
NET ASSETS - 100%		$5,492,500

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,147,000 or 0.8% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $5,128,956,000. Net unrealized appreciation aggregated $220,084,000, of which $241,085,000 related to appreciated investment securities and $21,001,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Bond Fund

September 30, 2015

1.939065.103
GLB-QTLY-1115

Investments September 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.5%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$337,750
Australia - 1.0%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (b)	EUR	600,000	612,887
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	340,873
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	165,000
British Virgin Islands - 0.3%
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		200,000	202,513
Cayman Islands - 0.5%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (b)	GBP	200,000	318,540
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	263,092
Denmark - 1.7%
TDC A/S 3.5% 2/26/3015 (Reg. S) (b)	EUR	350,000	356,870
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	600,000	650,369

TOTAL DENMARK			1,007,239

Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	264,933
France - 3.7%
BPCE SA 5.7% 10/22/23 (c)		400,000	421,781
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	800,000	919,270
Carmila Sas 2.375% 9/18/23 (Reg. S)	EUR	600,000	669,822
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	200,000	223,954

TOTAL FRANCE			2,234,827

Germany - 3.3%
Bayer AG 2.375% 4/2/75 (Reg. S) (b)	EUR	400,000	404,770
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	595,853
RWE AG 7% 10/12/72 (Reg. S) (b)		600,000	593,640
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (c)		400,000	376,000

TOTAL GERMANY			1,970,263

Ireland - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	150,188
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		280,000	287,035
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (b)	EUR	1,100,000	1,242,858
10% 7/30/16	EUR	250,000	293,667

TOTAL IRELAND			1,973,748

Italy - 1.2%
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	200,000	262,589
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	462,846

TOTAL ITALY			725,435

Japan - 1.5%
SoftBank Corp. 5.375% 7/30/22 (Reg. S)		900,000	887,625
Luxembourg - 2.3%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	540,773
Altice SA 7.625% 2/15/25 (c)		1,000,000	883,125

TOTAL LUXEMBOURG			1,423,898

Mexico - 0.2%
Petroleos Mexicanos 5.5% 6/27/44		133,000	106,733
Netherlands - 1.4%
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	150,000	161,846
Deutsche Annington Finance BV 5% 10/2/23 (c)		200,000	213,127
Petrobras Global Finance BV 5.625% 5/20/43		43,000	26,338
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	166,056
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	250,000	281,532

TOTAL NETHERLANDS			848,899

Portugal - 0.3%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	200,000	206,922
Turkey - 1.0%
Yapi ve Kredi Bankasi A/S 5.125% 10/22/19 (Reg. S)		600,000	589,608
United Kingdom - 4.7%
Anglo American Capital PLC:
3.625% 5/14/20 (c)		60,000	52,356
4.875% 5/14/25 (c)		105,000	84,114
Aviva PLC 6.625% 6/3/41 (b)	GBP	277,000	452,694
Barclays Bank PLC 6.75% 1/16/23 (b)	GBP	150,000	243,481
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	100,000	160,494
Stagecoach Group PLC 4% 9/29/25 (Reg. S)	GBP	250,000	377,079
Tesco PLC:
5% 3/24/23	GBP	300,000	449,700
6.125% 2/24/22	GBP	150,000	241,513
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	100,000	152,967
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	400,000	611,279

TOTAL UNITED KINGDOM			2,825,677

United States of America - 9.9%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,680
3.75% 2/1/22		63,000	62,675
4.25% 9/15/24		52,000	50,960
Alcoa, Inc.:
5.125% 10/1/24		43,000	40,528
5.4% 4/15/21		103,000	102,743
American Transmission Systems, Inc. 5% 9/1/44 (c)		12,000	12,304
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	86,330
Autodesk, Inc. 3.125% 6/15/20		113,000	114,585
Bank of America Corp.:
3.95% 4/21/25		234,000	227,738
4.25% 10/22/26		61,000	60,333
5.7% 1/24/22		75,000	85,550
5.875% 1/5/21		25,000	28,633
BioMed Realty LP 2.625% 5/1/19		12,000	11,612
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	180,676
4.1% 10/1/24		62,000	60,730
CBRE Group, Inc. 4.875% 3/1/26		140,000	139,135
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	178,125
Chesapeake Energy Corp. 6.125% 2/15/21		720,000	501,750
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	54,165
4.5% 6/1/25 (c)		17,000	16,509
5.8% 6/1/45 (c)		21,000	20,063
Corporate Office Properties LP 5% 7/1/25		29,000	29,087
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	137,952
DDR Corp. 3.625% 2/1/25		29,000	27,650
Digital Realty Trust LP 3.95% 7/1/22		40,000	39,960
Discover Financial Services 3.85% 11/21/22		213,000	210,835
Dominion Resources, Inc. 2.6266% 9/30/66 (b)		26,000	20,284
El Paso Corp. 6.5% 9/15/20		150,000	166,092
Entergy Corp. 4% 7/15/22		60,000	61,968
ERP Operating LP 4.625% 12/15/21		213,000	232,172
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,037
FirstEnergy Corp. 7.375% 11/15/31		340,000	410,494
General Motors Co. 3.5% 10/2/18		30,000	30,242
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,030
3% 9/25/17		35,000	35,366
3.25% 5/15/18		20,000	20,176
3.5% 7/10/19		51,000	51,531
4.25% 5/15/23		15,000	14,667
4.375% 9/25/21		106,000	108,097
4.75% 8/15/17		25,000	25,936
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (b)		133,000	146,965
IPALCO Enterprises, Inc. 3.45% 7/15/20 (c)		97,000	93,848
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,015
4.35% 8/15/21		28,000	30,177
4.625% 5/10/21		28,000	30,488
4.95% 3/25/20		23,000	25,332
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	115,035
Lazard Group LLC:
4.25% 11/14/20		44,000	46,611
6.85% 6/15/17		2,000	2,161
Liberty Property LP:
3.375% 6/15/23		233,000	226,760
4.75% 10/1/20		67,000	72,391
Morgan Stanley:
4.875% 11/1/22		50,000	53,249
5% 11/24/25		110,000	117,004
MPLX LP 4% 2/15/25		9,000	8,259
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		20,000	19,548
5.25% 1/15/26 (c)		72,000	73,210
Prudential Financial, Inc. 5.375% 5/15/45 (b)		63,000	62,528
Puget Energy, Inc.:
5.625% 7/15/22		160,000	179,789
6% 9/1/21		15,000	17,313
6.5% 12/15/20		23,000	26,810
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,700
Reynolds American, Inc. 2.3% 6/12/18		27,000	27,292
Southwestern Energy Co.:
3.3% 1/23/18		24,000	23,582
4.05% 1/23/20		43,000	42,757
Synchrony Financial:
1.875% 8/15/17		15,000	15,005
3% 8/15/19		22,000	22,176
3.75% 8/15/21		33,000	33,340
Tanger Properties LP 3.75% 12/1/24		42,000	41,600
The AES Corp. 4.875% 5/15/23		200,000	175,500
The Dow Chemical Co. 4.125% 11/15/21		120,000	125,371
The Williams Companies, Inc. 4.55% 6/24/24		32,000	25,383
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,251
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	33,154
5.875% 11/15/40		22,000	20,950
6.55% 5/1/37		32,000	31,456
7.3% 7/1/38		59,000	61,876
Ventas Realty LP 4.125% 1/15/26		19,000	19,160
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	42,557
Western Gas Partners LP 5.375% 6/1/21		8,000	8,564
WP Carey, Inc. 4% 2/1/25		72,000	69,490

TOTAL UNITED STATES OF AMERICA			5,952,057

TOTAL NONCONVERTIBLE BONDS
(Cost $24,621,770)			23,258,519

U.S. Government Agency - Mortgage Securities - 7.0%
Fannie Mae - 3.6%
2.5% 10/1/29		90,385	92,355
3% 7/1/43		449,560	456,936
3.5% 11/1/26 to 4/1/43		274,817	288,702
4% 8/1/42		582,088	622,289
5% 9/1/23 to 1/1/40		157,207	174,974
5% 10/1/45 (d)		100,000	110,219
5.5% 6/1/25 to 5/1/37		384,263	429,286

TOTAL FANNIE MAE			2,174,761

Freddie Mac - 1.7%
3% 6/1/45		198,424	200,788
3.5% 4/1/43		362,886	379,585
4% 2/1/41		84,374	90,244
4.5% 3/1/41 to 4/1/44		334,715	363,243

TOTAL FREDDIE MAC			1,033,860

Ginnie Mae - 1.7%
3% 6/20/45		198,296	202,805
3.5% 5/20/43 to 4/20/45		344,896	361,945
4% 12/15/40 to 7/20/45		269,948	289,012
4.5% 5/20/41		163,698	178,117

TOTAL GINNIE MAE			1,031,879

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,195,024)			4,240,500

Asset-Backed Securities - 0.4%
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (c)		$9,220	$9,175
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		24,322	24,217
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		183,894	183,714
TOTAL ASSET-BACKED SECURITIES
(Cost $217,168)			217,106

Commercial Mortgage Securities - 4.5%
United States of America - 4.5%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	321,245
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		713,867	741,713
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	519,548
Series 2007-C32 Class A3, 5.9012% 6/15/49 (b)		225,000	235,975
Series 2007-C33 Class A4, 6.1497% 2/15/51 (b)		862,917	901,605
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,940,105)			2,720,086

U.S. Government and Government Agency Obligations - 3.4%
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 3% 11/15/44 (e)		875,000	894,163
U.S. Treasury Notes 1.75% 5/15/23		1,200,000	1,190,032
			2,084,195
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,069,158)			2,084,195

Foreign Government and Government Agency Obligations - 31.3%
Australia - 1.5%
Australian Commonwealth:
2.75% 4/21/24	AUD	$757,000	$539,255
2.75% 6/21/35 (Reg. S)	AUD	60,000	39,308
3.75% 4/21/37 (Reg. S)	AUD	5,000	3,789
4.25% 4/21/26	AUD	40,000	32,061
5.5% 4/21/23	AUD	52,000	44,147
5.75% 5/15/21	AUD	108,000	90,066
5.75% 7/15/22	AUD	195,000	165,876

TOTAL AUSTRALIA			914,502

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	19,191
Canada - 1.1%
Canadian Government:
1.25% 2/1/18 (e)	CAD	181,000	137,875
1.5% 6/1/26	CAD	100,000	74,177
2.75% 12/1/48	CAD	70,000	58,796
4% 6/1/41	CAD	118,000	118,938
5% 6/1/37	CAD	104,000	115,699
5.75% 6/1/29	CAD	31,000	34,208
Ontario Province 4.65% 6/2/41	CAD	110,000	101,146

TOTAL CANADA			640,839

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,038
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	78,132
4.2% 12/4/36	CZK	270,000	16,186
5.7% 5/25/24	CZK	900,000	53,540

TOTAL CZECH REPUBLIC			147,858

Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	227,412
4.5% 11/15/39	DKK	66,000	16,215

TOTAL DENMARK			243,627

France - 1.8%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	182,664
2.5% 5/25/30	EUR	706,000	902,247

TOTAL FRANCE			1,084,911

Germany - 0.6%
German Federal Republic:
0.5% 2/15/25	EUR	65,000	72,428
1% 8/15/25(Reg. S)	EUR	240,000	278,676

TOTAL GERMANY			351,104

Greece - 0.2%
Greek Government 3.375% 7/17/17(Reg. S) (c)	EUR	150,000	147,715
Indonesia - 0.4%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	200,000	213,982
Ireland - 1.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	53,199
2.4% 5/15/30 (Reg. S)	EUR	78,000	94,431
4.5% 4/18/20	EUR	34,000	45,256
5.4% 3/13/25	EUR	438,000	669,724

TOTAL IRELAND			862,610

Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	57,910
4.25% 3/31/23	ILS	62,000	18,619
5% 1/31/20	ILS	89,000	26,679
5.5% 1/31/22	ILS	296,000	94,123
5.5% 1/31/42	ILS	28,000	9,887
6% 2/28/19	ILS	434,000	131,031

TOTAL ISRAEL			338,249

Italy - 4.1%
Buoni del Tesoro Poliennali:
1.5% 12/15/16	EUR	26,000	29,550
1.5% 6/1/25	EUR	10,000	10,965
2.15% 12/15/21	EUR	323,000	382,425
3.5% 6/1/18	EUR	592,000	717,664
3.5% 12/1/18	EUR	319,000	391,460
4.5% 5/1/23	EUR	93,000	126,728
Italian Republic:
4% 2/1/37	EUR	30,000	41,163
4.5% 3/1/26	EUR	96,000	134,359
5% 8/1/34	EUR	204,000	313,957
5% 9/1/40	EUR	23,000	36,152
6% 5/1/31	EUR	20,000	33,310
6.5% 11/1/27	EUR	154,000	253,890

TOTAL ITALY			2,471,623

Japan - 5.8%
Japan Government:
0.6% 3/20/24	JPY	153,950,000	1,323,304
1.2% 12/20/34	JPY	10,600,000	90,290
1.2% 3/20/35	JPY	1,250,000	10,612
1.2% 9/20/35	JPY	2,300,000	19,427
1.4% 9/20/34	JPY	73,100,000	646,033
1.5% 6/20/34	JPY	15,700,000	141,185
1.5% 3/20/45	JPY	3,750,000	32,105
1.7% 12/20/43	JPY	6,000,000	53,944
1.7% 3/20/44	JPY	1,950,000	17,525
1.8% 3/20/43	JPY	30,400,000	279,668
1.8% 9/20/43	JPY	5,850,000	53,765
1.9% 12/20/28	JPY	9,250,000	89,930
2% 6/20/22	JPY	24,400,000	229,287
2.1% 12/20/25	JPY	13,950,000	136,450
2.1% 3/20/26	JPY	6,400,000	62,721
2.2% 3/20/26	JPY	25,600,000	252,959
2.4% 3/20/48	JPY	4,800,000	50,127

TOTAL JAPAN			3,489,332

Korea (South) - 1.9%
Korean Republic:
2% 3/10/20	KRW	25,300,000	21,620
2% 9/10/20	KRW	45,070,000	38,520
2.25% 6/10/25	KRW	28,900,000	24,788
2.75% 3/10/18	KRW	574,680,000	498,402
3% 9/10/24	KRW	147,850,000	134,404
3% 12/10/42	KRW	109,490,000	105,621
3.125% 3/10/19	KRW	115,360,000	102,181
3.5% 3/10/24	KRW	215,510,000	202,657
5.25% 3/10/27	KRW	18,600,000	20,696

TOTAL KOREA (SOUTH)			1,148,889

Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	89,927
3.814% 2/15/17	MYR	195,000	44,652
3.889% 7/31/20	MYR	417,000	94,405
3.892% 3/15/27	MYR	46,000	9,943
4.935% 9/30/43	MYR	9,000	2,084

TOTAL MALAYSIA			241,011

Mexico - 1.5%
United Mexican States:
2.375% 4/9/21	EUR	258,000	292,346
3.625% 4/9/29	EUR	100,000	114,378
4.75% 6/14/18	MXN	3,927,000	233,157
6.5% 6/10/21	MXN	1,100,000	68,137
8.5% 5/31/29	MXN	2,578,000	179,961
8.5% 11/18/38	MXN	230,000	16,224
10% 11/20/36	MXN	90,000	7,241

TOTAL MEXICO			911,444

New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	17,809
5.5% 4/15/23	NZD	46,000	34,372
6% 12/15/17	NZD	107,000	73,467

TOTAL NEW ZEALAND			125,648

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	56,101
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	13,961
3% 3/14/24	NOK	159,000	21,063

TOTAL NORWAY			91,125

Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	92,481
3.25% 7/25/25	PLN	212,000	57,725
4% 10/25/23	PLN	275,000	78,792
5.5% 10/25/19	PLN	362,000	107,272
5.75% 10/25/21	PLN	53,000	16,428
5.75% 9/23/22	PLN	239,000	75,131
5.75% 4/25/29	PLN	31,000	10,437

TOTAL POLAND			438,266

Russia - 0.3%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	37,386
7% 8/16/23	RUB	4,135,000	50,414
7.05% 1/19/28	RUB	681,000	7,847
7.35% 1/20/16	RUB	2,289,000	34,785
7.5% 2/27/19	RUB	5,115,000	70,681

TOTAL RUSSIA			201,113

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	9,163
3.25% 9/1/20	SGD	163,000	121,186
3.375% 9/1/33	SGD	26,000	19,622

TOTAL SINGAPORE			149,971

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	29,661
South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	47,611
7.75% 2/28/23	ZAR	2,900,000	202,875
8% 12/21/18	ZAR	467,000	34,052
8% 1/31/30	ZAR	1,130,000	75,937
8.5% 1/31/37	ZAR	1,800,000	123,030
8.75% 1/31/44	ZAR	307,000	21,253
10.5% 12/21/26	ZAR	856,000	70,810

TOTAL SOUTH AFRICA			575,568

Spain - 2.2%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	40,000	42,169
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	125,793
3.75% 10/31/18	EUR	474,000	583,540
4.4% 10/31/23 (c)	EUR	334,000	450,606
5.15% 10/31/44	EUR	83,000	131,038
5.75% 7/30/32	EUR	13,000	20,904

TOTAL SPAIN			1,354,050

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	24,060
2.5% 5/12/25	SEK	705,000	98,062
3.5% 3/30/39	SEK	35,000	5,579
5% 12/1/20	SEK	680,000	101,948

TOTAL SWEDEN			229,649

Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	303,243
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	74,996
3.625% 6/16/23	THB	4,279,000	125,132
4.675% 6/29/44	THB	530,000	17,034
4.875% 6/22/29	THB	540,000	17,929

TOTAL THAILAND			235,091

Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	12,018
7.4% 2/5/20	TRY	57,000	16,542
8.3% 6/20/18	TRY	144,000	44,504
8.5% 7/10/19	TRY	141,000	42,994
8.5% 9/14/22	TRY	159,000	46,407
8.8% 11/14/18	TRY	295,000	91,708
8.8% 9/27/23	TRY	266,000	78,120
9% 1/27/16	TRY	156,000	51,268

TOTAL TURKEY			383,561

United Kingdom - 2.5%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,505
3.5% 1/22/45	GBP	24,000	43,911
4.25% 6/7/32	GBP	36,000	69,835
4.5% 9/7/34	GBP	690,000	1,392,154

TOTAL UNITED KINGDOM			1,523,405

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,543,235)			18,882,276

Municipal Securities - 0.6%
United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	187,932
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		25,000	25,584
4.95% 6/1/23		55,000	56,371
Series 2011:
5.665% 3/1/18		10,000	10,634
5.877% 3/1/19		50,000	54,445
TOTAL MUNICIPAL SECURITIES
(Cost $356,285)			334,966

Preferred Securities - 12.3%
France - 4.3%
BNP Paribas SA 7.375% 12/31/49 (Reg. S) (b)		$650,000	$659,664
Credit Agricole SA:
6.625% (Reg. S) (b)(f)		1,200,000	1,155,247
8.125% 9/19/33 (Reg. S) (b)		550,000	602,183
EDF SA 5.625% (Reg. S) (b)(f)		200,000	199,819

TOTAL FRANCE			2,616,913

Netherlands - 0.5%
Volkswagen International Finance NV 2.5%(Reg. S) (b)(f)	EUR	350,000	312,189
Switzerland - 2.0%
UBS Group AG:
6.875% (Reg. S) (b)(f)		400,000	390,077
7.125% (Reg. S) (b)(f)		750,000	802,482

TOTAL SWITZERLAND			1,192,559

United Kingdom - 2.5%
Barclays Bank PLC 7.625% 11/21/22		1,328,000	1,524,783
United States of America - 3.0%
JPMorgan Chase & Co.:
6% (b)(f)		837,000	832,246
6.75% (b)(f)		7,000	7,367
Wells Fargo & Co. 5.875% (b)(f)		900,000	936,977

TOTAL UNITED STATES OF AMERICA			1,776,590

TOTAL PREFERRED SECURITIES
(Cost $7,531,195)			7,423,034
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (g)
(Cost $155,208)		1,466	160,714

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (h)
(Cost $1,033,900)		1,033,900	1,033,900
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $63,663,048)			60,355,296
NET OTHER ASSETS (LIABILITIES) - 0.0%			(30,109)
NET ASSETS - 100%			$60,325,187

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Bobl Contracts (Germany)	Dec. 2015	288,334	$(46)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2015	522,072	8,303
9 Eurex Euro-OAT Index Contracts (Germany)	Dec. 2015	1,524,782	19,279
6 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2015	637,497	(9,466)
TOTAL BOND INDEX CONTRACTS			18,070
Treasury Contracts
9 CBOT 2 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,971,281	(159)
14 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	1,687,219	1,613
9 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	1,416,094	(18,862)
TOTAL TREASURY CONTRACTS			(17,408)

TOTAL PURCHASED			662

Sold
Bond Index Contracts
17 Eurex Euro-Bund Contracts (Germany)	Dec. 2015	2,966,954	(30,748)
4 ICE Long Gilt Contracts (United Kingdom)	Dec. 2015	720,432	(6,850)
6 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2015	1,013,845	(6,618)

TOTAL SOLD			(44,216)

TOTAL FUTURES CONTRACTS			$(43,554)

The face value of futures purchased as a percentage of Net Assets is 13.3%

The face value of futures sold as a percentage of Net Assets is 7.8%

Foreign Currency Contracts

11/20/15	AUD	Credit Suisse Intl.	Buy	26,000	$18,619	$(419)
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
11/20/15	AUD	Credit Suisse Intl.	Buy	26,000	$18,619	$(419)
11/20/15	AUD	Credit Suisse Intl.	Buy	50,000	35,315	(314)
11/20/15	AUD	Credit Suisse Intl.	Buy	455,000	333,986	(15,474)
11/20/15	AUD	Credit Suisse Intl.	Sell	39,000	27,336	35
11/20/15	AUD	Goldman Sachs Bank USA	Buy	82,000	58,784	(1,382)
11/20/15	CAD	Citibank, N.A.	Sell	78,000	58,747	312
11/20/15	CAD	Credit Suisse Intl.	Buy	22,000	16,602	(121)
11/20/15	CAD	Credit Suisse Intl.	Buy	53,000	39,889	(183)
11/20/15	CAD	Credit Suisse Intl.	Buy	1,397,000	1,064,870	(18,285)
11/20/15	CHF	Credit Suisse Intl.	Sell	16,000	16,421	(24)
11/20/15	CHF	Goldman Sachs Bank USA	Buy	57,000	59,860	(1,275)
11/20/15	CHF	Goldman Sachs Bank USA	Buy	58,000	59,347	267
11/20/15	CHF	Goldman Sachs Bank USA	Buy	58,000	59,379	234
11/20/15	CHF	Goldman Sachs Bank USA	Sell	56,000	60,329	2,771
11/20/15	CHF	Goldman Sachs Bank USA	Sell	59,000	61,914	1,273
11/20/15	CHF	Goldman Sachs Bank USA	Sell	59,000	61,972	1,331
11/20/15	CZK	Credit Suisse Intl.	Buy	2,636,000	108,300	156
11/20/15	DKK	Credit Suisse Intl.	Buy	220,000	33,114	(129)
11/20/15	EUR	Citibank, N.A.	Buy	46,000	51,320	120
11/20/15	EUR	Citibank, N.A.	Buy	142,000	159,496	(703)
11/20/15	EUR	Credit Suisse Intl.	Buy	39,000	43,566	46
11/20/15	EUR	Credit Suisse Intl.	Buy	42,000	47,684	(717)
11/20/15	EUR	Credit Suisse Intl.	Buy	80,000	89,416	45
11/20/15	EUR	Credit Suisse Intl.	Buy	536,000	600,271	(880)
11/20/15	EUR	Credit Suisse Intl.	Sell	34,000	38,397	376
11/20/15	EUR	Credit Suisse Intl.	Sell	52,000	57,461	(689)
11/20/15	EUR	Credit Suisse Intl.	Sell	88,000	98,798	391
11/20/15	EUR	Credit Suisse Intl.	Sell	184,000	207,370	1,609
11/20/15	EUR	Credit Suisse Intl.	Sell	554,000	627,816	8,296
11/20/15	EUR	Credit Suisse Intl.	Sell	849,000	941,789	(7,619)
11/20/15	EUR	Goldman Sachs Bank USA	Sell	79,000	88,738	394
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	48,000	53,552	125
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Buy	304,000	353,033	(13,080)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	44,000	49,106	(97)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	45,000	50,298	(24)
11/20/15	EUR	JPMorgan Chase Bank, N.A.	Sell	71,000	79,797	400
11/20/15	GBP	Credit Suisse Intl.	Sell	13,000	19,971	310
11/20/15	GBP	Credit Suisse Intl.	Sell	16,000	24,829	631
11/20/15	GBP	Credit Suisse Intl.	Sell	227,000	345,001	1,692
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Buy	42,000	66,234	(2,714)
11/20/15	GBP	JPMorgan Chase Bank, N.A.	Sell	1,226,000	1,912,653	58,482
11/20/15	HKD	Credit Suisse Intl.	Buy	153,000	19,729	13
11/20/15	ILS	Credit Suisse Intl.	Sell	422,000	110,577	2,941
11/20/15	ILS	Goldman Sachs Bank USA	Buy	229,000	59,072	(663)
11/20/15	JPY	Citibank, N.A.	Buy	6,700,000	55,903	(19)
11/20/15	JPY	Credit Suisse Intl.	Buy	15,000,000	121,348	3,764
11/20/15	JPY	Credit Suisse Intl.	Sell	3,700,000	30,696	(165)
11/20/15	JPY	Credit Suisse Intl.	Sell	5,100,000	42,632	94
11/20/15	JPY	Credit Suisse Intl.	Sell	15,900,000	131,343	(1,275)
11/20/15	JPY	Goldman Sachs Bank USA	Buy	15,600,000	129,448	669
11/20/15	JPY	Goldman Sachs Bank USA	Sell	3,500,000	29,316	123
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	2,400,000	19,483	535
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	17,150,000	144,877	(1,833)
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Buy	321,700,000	2,590,803	92,425
11/20/15	JPY	JPMorgan Chase Bank, N.A.	Sell	9,600,000	80,142	71
11/20/15	KRW	Credit Suisse Intl.	Sell	212,200,000	178,574	(159)
11/20/15	KRW	JPMorgan Chase Bank, N.A.	Buy	37,300,000	31,449	(32)
11/20/15	KRW	JPMorgan Chase Bank, N.A.	Sell	39,900,000	33,437	(171)
11/20/15	MXN	Credit Suisse Intl.	Buy	1,166,000	68,563	131
11/20/15	MXN	Credit Suisse Intl.	Sell	282,000	16,515	(99)
11/20/15	MXN	JPMorgan Chase Bank, N.A.	Buy	541,000	32,053	(180)
11/20/15	MXN	JPMorgan Chase Bank, N.A.	Sell	917,000	55,476	1,451
11/20/15	NOK	JPMorgan Chase Bank, N.A.	Buy	157,000	19,090	(663)
11/20/15	NZD	Goldman Sachs Bank USA	Buy	91,000	57,862	103
11/20/15	NZD	JPMorgan Chase Bank, N.A.	Sell	75,000	48,908	1,135
11/20/15	PLN	Credit Suisse Intl.	Sell	188,000	49,758	359
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Buy	146,000	38,635	(272)
11/20/15	PLN	JPMorgan Chase Bank, N.A.	Buy	1,917,000	509,068	(5,361)
11/20/15	SEK	BNP Paribas	Sell	4,111,000	EUR 429,964	(10,910)
11/20/15	SEK	JPMorgan Chase Bank, N.A.	Buy	5,536,000	649,985	12,187
11/20/15	SGD	JPMorgan Chase Bank, N.A.	Sell	13,000	9,202	82
11/20/15	ZAR	Credit Suisse Intl.	Sell	339,000	24,875	624
11/20/15	ZAR	JPMorgan Chase Bank, N.A.	Buy	477,000	35,532	(1,408)
11/20/15	ZAR	JPMorgan Chase Bank, N.A.	Sell	127,000	9,698	612
TOTAL FOREIGN CURRENCY CONTRACTS						$109,276

* Contract Amount is stated in United States dollars unless otherwise noted.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR	1,100,000	$3,124	$(4,373)	$(1,249)
Sell Protection
Volkswagen Intl Finance NV	A2	Dec. 2020	Citibank, N.A.	1%	EUR	300,000	(26,416)	16,583	(9,833)

TOTAL CREDIT DEFAULT SWAPS							$(23,292)	$12,210	$(11,082)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,887,477 or 6.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $143,582.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$969
Fidelity Mortgage Backed Securities Central Fund	2,781
Total	$3,750

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$157,632	$2,780	$--	$160,714	0.0%
Total	$157,632	$2,780	$--	$160,714

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$23,258,519	$--	$23,258,519	$--
U.S. Government Agency - Mortgage Securities	4,240,500	--	4,240,500	--
Asset-Backed Securities	217,106	--	217,106	--
Commercial Mortgage Securities	2,720,086	--	2,720,086	--
U.S. Government and Government Agency Obligations	2,084,195	--	2,084,195	--
Foreign Government and Government Agency Obligations	18,882,276	--	18,882,276	--
Municipal Securities	334,966	--	334,966	--
Preferred Securities	7,423,034	--	7,423,034	--
Fixed-Income Funds	160,714	160,714	--	--
Money Market Funds	1,033,900	1,033,900	--	--
Total Investments in Securities:	$60,355,296	$1,194,614	$59,160,682	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$196,615	$--	$196,615	$--
Futures Contracts	29,195	29,195	--	--
Swaps	3,124	--	3,124	--
Total Assets	$228,934	$29,195	$199,739	$--
Liabilities
Foreign Currency Contracts	$(87,339)	$--	$(87,339)	$--
Futures Contracts	(72,749)	(72,749)	--	--
Swaps	(26,416)	--	(26,416)	--
Total Liabilities	$(186,504)	$(72,749)	$(113,755)	$--
Total Derivative Instruments:	$42,430	$(43,554)	$85,984	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $63,720,666. Net unrealized depreciation aggregated $3,365,370, of which $356,433 related to appreciated investment securities and $3,721,803 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:

/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015